UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.        REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Lifetime Asset Allocation Portfolios (Classes T and T1)

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Maxim Lifetime 2015 Portfolio I

Management Discussion

The Maxim Lifetime 2015 Portfolio I (T shares) posted a 10.68% return for calendar year 2010, 0.32% net of fees below its benchmark the Morningstar Lifetime Conservative 2015 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2015 Portfolio I in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Money Market Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2015 Index
	10,000.00	10,000.00
2009*	11,836.51	11,639.00
2010	13,100.38	12,919.29

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	10.68%	17.59%
Class T1	10.63%	17.56%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	52.11%
International Equity	10.64%
Large-Cap Equity	17.49%
MidCap Equity	7.52%
Small-Cap Equity	4.29%
Cash and Cash Equivalents	2.98%
Short-Term Bond	4.97%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,112.07	$0.64

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,111.46	$1.17

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2015 Portfolio II

Management Discussion

The Maxim Lifetime 2015 Portfolio II (T shares) posted an 11.59% return for calendar year 2010, 1.38% net of fees below its benchmark the Morningstar Lifetime Moderate 2015 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2015 Portfolio II in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Money Market Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2015 Index
	10,000.00	10,000.00
2009*	12,048.11	12,171.00
2010	13,444.63	13,749.58

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	11.59%	19.40%
Class T1	11.50%	21.59%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	42.92%
International Equity	13.46%
Large-Cap Equity	21.97%
MidCap Equity	9.52%
Small-Cap Equity	5.48%
Cash and Cash Equivalents	2.58%
Short-Term Bond	4.07%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,132.97	$0.65

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,132.93	$1.18

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2015 Portfolio III

Management Discussion

The Maxim Lifetime 2015 Portfolio III (T shares) posted a 12.55% return for calendar year 2010, 2.41% net of fees below its benchmark the Morningstar Lifetime Aggressive 2015 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2015 Portfolio III in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Money Market Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2015 Index
	10,000.00	10,000.00
2009*	12,307.03	12,675.00
2010	13,850.97	14,571.18

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	12.55%	21.59%
Class T1	12.38%	21.48%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	32.33%
International Equity	16.68%
Large-Cap Equity	27.36%
MidCap Equity	11.72%
Small-Cap Equity	6.75%
Cash and Cash Equivalents	2.08%
Short-Term Bond	3.08%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,159.54	$0.65

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,157.63	$1.20

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio I

Management Discussion

The Maxim Lifetime 2025 Portfolio I (T shares) posted a 12.26% return for calendar year 2010, 0.68% net of fees below its benchmark the Morningstar Lifetime Conservative 2025 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2025 Portfolio I in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Money Market Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2025 Index
	10,000.00	10,000.00
2009*	12,215.01	12,189.00
2010	13,712.66	13,766.26

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	12.26%	20.86%
Class T1	12.03%	20.71%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	40.70%
International Equity	16.69%
Large-Cap Equity	22.66%
MidCap Equity	9.72%
Small-Cap Equity	6.66%
Cash and Cash Equivalents	1.39%
Short-Term Bond	2.18%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,147.46	$0.65

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,146.49	$1.19

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio II

Management Discussion

The Maxim Lifetime 2025 Portfolio II (T shares) posted a 13.23% return for calendar year 2010, 1.96% net of fees below its benchmark the Morningstar Lifetime Moderate 2025 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2025 Portfolio II in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Money Market Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2025 Index
	10,000.00	10,000.00
2009*	12,514.46	12,792.00
2010	14,169.75	14,735.10

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	13.23%	23.26%
Class T1	13.26%	23.22%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	27.32%
International Equity	21.12%
Large-Cap Equity	28.55%
MidCap Equity	12.31%
Small-Cap Equity	8.42%
Cash and Cash Equivalents	0.79%
Short-Term Bond	1.49%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,178.09	$0.66

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,177.32	$1.21

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2025 Portfolio III

Management Discussion

The Maxim Lifetime 2025 Portfolio III (T shares) posted a 14.32% return for calendar year 2010, 2.32% net of fees below its benchmark the Morningstar Lifetime Aggressive 2025 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2025 Portfolio III in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Money Market Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2025 Index
	10,000.00	10,000.00
2009*	12,762.75	13,163.00
2010	14,589.83	15,353.32

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	14.32%	25.44%
Class T1	14.14%	25.32%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	15.77%
International Equity	24.83%
Large-Cap Equity	33.70%
MidCap Equity	14.50%
Small-Cap Equity	9.91%
Cash and Cash Equivalents	0.40%
Short-Term Bond	0.89%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,205.58	$0.67

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,203.64	$1.22

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and the 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio I

Management Discussion

The Maxim Lifetime 2035 Portfolio I (T shares) posted a 13.80% return for calendar year 2010, 1.32% net of fees below its benchmark the Morningstar Lifetime Conservative 2035 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2035 Portfolio I in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Money Market Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2035 Index
	10,000.00	10,000.00
2009*	12,649.85	12,798.00
2010	14,394.95	14,733.06

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	13.80%	24.43%
Class T1	13.69%	24.30%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	23.72%
International Equity	25.15%
Large-Cap Equity	28.31%
MidCap Equity	12.20%
Small-Cap Equity	9.92%
Cash and Cash Equivalents	0.20%
Short-Term Bond	0.50%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,190.18	$0.66

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,190.04	$1.21

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio II

Management Discussion

The Maxim Lifetime 2035 Portfolio II (T shares) posted a 14.60% return for calendar year 2010, 1.94% net of fees below its benchmark the Morningstar Lifetime Moderate 2035 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2035 Portfolio II in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Money Market Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2035 Index
	10,000.00	10,000.00
2009*	12,819.33	13,180.00
2010	14,690.51	15,359.97

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	14.60%	25.96%
Class T1	14.41%	25.83%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	12.35%
International Equity	28.97%
Large-Cap Equity	32.58%
MidCap Equity	13.99%
Small-Cap Equity	11.41%
Cash and Cash Equivalents	0.30%
Short-Term Bond	0.40%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,213.91	$0.67

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,213.49	$1.23

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2035 Portfolio III

Management Discussion

The Maxim Lifetime 2035 Portfolio III (T shares) posted a 15.14% return for calendar year 2010, 1.97% net of fees below its benchmark the Morningstar Lifetime Aggressive 2035 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2035 Portfolio III in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Invesco ADR Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2035 Index
	10,000.00	10,000.00
2009*	12,981.32	13,341.00
2010	14,946.64	15,623.65

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	15.14%	27.27%
Class T1	15.05%	27.21%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	6.38%
International Equity	31.17%
Large-Cap Equity	35.07%
MidCap Equity	15.09%
Small-Cap Equity	12.29%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,227.40	$0.67

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,227.59	$1.24

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio I

Management Discussion

The Maxim Lifetime 2045 Portfolio I (T shares) posted a 14.37% return for calendar year 2010, 1.62% net of fees below its benchmark the Morningstar Lifetime Conservative 2045 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2045 Portfolio I in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Invesco ADR Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2045 Index
	10,000.00	10,000.00
2009*	12,817.57	13,045.00
2010	14,659.94	15,130.90

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	14.37%	25.80%
Class T1	14.28%	25.68%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	16.34%
International Equity	30.68%
Large-Cap Equity	28.90%
MidCap Equity	12.39%
Small-Cap Equity	11.69%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,206.80	$0.67

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,206.74	$1.22

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio II

Management Discussion

The Maxim Lifetime 2045 Portfolio II (T shares) posted a 15.00% return for calendar year 2010, 1.77% net of fees below its benchmark the Morningstar Lifetime Moderate 2045 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2045 Portfolio II in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Invesco ADR Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2045 Index
	10,000.00	10,000.00
2009*	12,961.45	13,296.00
2010	14,905.86	15,525.74

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	15.00%	27.06%
Class T1	14.83%	26.89%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	8.47%
International Equity	33.58%
Large-Cap Equity	31.57%
MidCap Equity	13.59%
Small-Cap Equity	12.79%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,224.45	$0.67

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,223.28	$1.23

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2045 Portfolio III

Management Discussion

The Maxim Lifetime 2045 Portfolio III (T shares) posted a 15.22% return for calendar year 2010, 1.91% net of fees below its benchmark the Morningstar Lifetime Aggressive 2045 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2045 Portfolio III in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Invesco ADR Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2045 Index
	10,000.00	10,000.00
2009	13,028.29	13,415.00
2010	15,011.63	15,712.99

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	15.22%	27.60%
Class T1	15.05%	27.48%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	5.08%
International Equity	34.80%
Large-Cap Equity	32.66%
MidCap Equity	14.08%
Small-Cap Equity	13.38%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,231.42	$0.67

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,230.77	$1.24

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio I

Management Discussion

The Maxim Lifetime 2055 Portfolio I (T shares) posted a 14.57% return for calendar year 2010, 1.49% net of fees below its benchmark the Morningstar Lifetime Conservative 2055 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2055 Portfolio I in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Invesco ADR Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Conservative 2055 Index
	10,000.00	10,000.00
2009*	12,844.20	13,135.00
2010	14,716.22	15,244.48

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	14.57%	26.09%
Class T1	14.44%	26.00%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	15.05%
International Equity	33.99%
Large-Cap Equity	26.78%
MidCap Equity	11.59%
Small-Cap Equity	12.59%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,211.32	$0.67

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,210.39	$1.23

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio II

Management Discussion

The Maxim Lifetime 2055 Portfolio II (T shares) posted a 14.96% return for calendar year 2010, 1.79% net of fees below its benchmark the Morningstar Lifetime Moderate 2055 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2055 Portfolio II in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Invesco ADR Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Moderate 2055 Index
	10,000.00	10,000.00
2009*	13,001.09	13,365.00
2010	14,946.58	15,603.64

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	14.96%	27.27%
Class T1	14.81%	27.05%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	7.97%
International Equity	36.80%
Large-Cap Equity	29.08%
MidCap Equity	12.48%
Small-Cap Equity	13.67%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,226.24	$0.67

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,225.39	$1.23

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Lifetime 2055 Portfolio III

Management Discussion

The Maxim Lifetime 2055 Portfolio III (T shares) posted a 15.04% return for calendar year 2010, 2.06% net of fees below its benchmark the Morningstar Lifetime Aggressive 2055 Index without fees. The underperformance versus benchmark was primarily driven by index exposure to emerging markets and commodities, asset classes that performed exceptionally well in 2010, but were not represented in the Maxim Lifetime 2055 Portfolio III in 2010. Also contributing to underperformance was exposure to some underlying funds that underperformed in 2010. Underlying funds that did not beat their respective peer groups in 2010 were the Perkins Mid Cap Value Fund and the Maxim Invesco ADR Portfolio. Underlying funds that performed well in 2010 included the Harbor International Fund and the American Century Growth Fund.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Morningstar Lifetime Aggressive 2055 Index
	10,000.00	10,000.00
2009*	13,054.56	13,480.00
2010	15,017.44	15,785.08

*Since inception on May 1, 2009.

Note: Performance for the T1 Class shares may vary due to its differing fee structure.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (5/1/09)
Class T	15.04%	27.63%
Class T1	15.05%	27.64%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	4.95%
International Equity	38.00%
Large-Cap Equity	30.19%
MidCap Equity	12.89%
Small-Cap Equity	13.97%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
T Class
Actual	$1,000.00	$1,231.16	$0.67

Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

T1 Class
Actual	$1,000.00	$1,230.78	$1.24

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the T Class and 0.22% for the T1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the six month period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2010

Maxim Lifetime 2015 I, Maxim Lifetime 2015 II, Maxim Lifetime 2015 III, Maxim Lifetime 2025 I, Maxim Lifetime 2025 II, Maxim Lifetime 2025 III, Maxim Lifetime 2035 I, Maxim Lifetime 2035 II, Maxim Lifetime 2035 III, Maxim Lifetime 2045 I, Maxim Lifetime 2045 II, Maxim Lifetime 2045 III, Maxim Lifetime 2055 I, Maxim Lifetime 2055 II, and Maxim Lifetime 2055 III Portfolios

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

17,720	Allianz NFJ Small Cap Value Fund A	505,704
63,891	American Century Growth Fund Inv	1,650,913
27,924	BlackRock U.S. Opportunities Portfolio Inv A	1,095,744
57,674	Goldman Sachs Mid Cap Value Fund A	2,070,499
41,405	Harbor International Fund Inv	2,484,292
71,807	Invesco International Growth Fund I	2,003,426
36,278	Invesco Van Kampen Small Cap Growth Fund A	402,324
92,628	Janus Perkins Mid Cap Value Fund S	2,087,831
196,740	Maxim Index 600 Portfolio	1,798,204
195,874	Maxim Invesco ADR Portfolio	2,483,685
141,764	Maxim Janus Large Cap Growth Portfolio	1,654,390
24,782	Maxim Loomis Sayles Small-Cap Value Portfolio	506,553
181,010	Maxim MFS International Growth Portfolio	1,996,538
647,104	Maxim S&P 500® Index Portfolio	7,383,452
139,181	Maxim T. Rowe Price Equity/Income Portfolio	2,036,221
59,509	Maxim T. Rowe Price MidCap Growth Portfolio	1,089,607
88,772	MFS Value Fund A	2,024,891
51,819	Sentinel Small Company Fund A	401,601

TOTAL EQUITY MUTUAL FUNDS — 39.93%		$33,675,875

(Cost $30,169,900)

BOND MUTUAL FUNDS

768,709	American Century Inflation Adjusted Bond Fund A	9,070,770
127,720	Calvert Short Duration Income Fund A	2,095,891
361,548	JPMorgan High Yield Bond Fund A	2,939,382
872,241	Maxim Bond Index Portfolio	11,592,086
1,101,132	Maxim Federated Bond Portfolio	11,605,930
294,756	Maxim Global Bond Portfolio	2,870,923
368,320	Maxim Putnam High Yield Bond Portfolio	2,950,246
203,382	Maxim Short Duration Bond Portfolio	2,094,830
444,840	Oppenheimer International Bond Fund A	2,918,154

TOTAL BOND MUTUAL FUNDS — 57.08%		$48,138,212

(Cost $48,339,768)

MONEY MARKET MUTUAL FUNDS

2,510,416	Maxim Money Market Portfolio	2,510,416

TOTAL MONEY MARKET MUTUAL FUNDS — 2.98%		$2,510,416

(Cost $2,510,416)

TOTAL INVESTMENTS — 99.99% (Cost $81,020,084)		$84,324,503

OTHER ASSETS AND LIABILITIES — 0.01%		$7,643

TOTAL NET ASSETS — 100%		$84,332,146

(Cost $81,020,084)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

58,950	Allianz NFJ Small Cap Value Fund A	1,682,450
213,272	American Century Growth Fund Inv	5,510,948
94,338	BlackRock U.S. Opportunities Portfolio Inv A	3,701,808
194,224	Goldman Sachs Mid Cap Value Fund A	6,972,640
138,656	Harbor International Fund Inv	8,319,330
243,980	Invesco International Growth Fund I	6,807,037
126,743	Invesco Van Kampen Small Cap Growth Fund A	1,405,584
311,836	Janus Perkins Mid Cap Value Fund S	7,028,793
669,747	Maxim Index 600 Portfolio	6,121,490
655,973	Maxim Invesco ADR Portfolio	8,317,736
473,113	Maxim Janus Large Cap Growth Portfolio	5,521,223
82,431	Maxim Loomis Sayles Small-Cap Value Portfolio	1,684,888
614,983	Maxim MFS International Growth Portfolio	6,783,259
2,167,243	Maxim S&P 500® Index Portfolio	24,728,248
466,060	Maxim T. Rowe Price Equity/Income Portfolio	6,818,464
201,041	Maxim T. Rowe Price MidCap Growth Portfolio	3,681,070
297,345	MFS Value Fund A	6,782,444
181,041	Sentinel Small Company Fund A	1,403,072

TOTAL EQUITY MUTUAL FUNDS — 50.43%		$113,270,484

(Cost $102,757,071)

BOND MUTUAL FUNDS

1,705,841	American Century Inflation Adjusted Bond Fund A	20,128,925
278,889	Calvert Short Duration Income Fund A	4,576,567
783,794	JPMorgan High Yield Bond Fund A	6,372,242
1,910,229	Maxim Bond Index Portfolio	25,386,941
2,411,505	Maxim Federated Bond Portfolio	25,417,261
646,236	Maxim Global Bond Portfolio	6,294,342
798,427	Maxim Putnam High Yield Bond Portfolio	6,395,398
444,101	Maxim Short Duration Bond Portfolio	4,574,239
975,094	Oppenheimer International Bond Fund A	6,396,615

TOTAL BOND MUTUAL FUNDS — 46.99%		$105,542,530

(Cost $105,868,284)

MONEY MARKET MUTUAL FUNDS

5,793,872	Maxim Money Market Portfolio	5,793,872

TOTAL MONEY MARKET MUTUAL FUNDS — 2.58%		$5,793,872

(Cost $5,793,872)

TOTAL INVESTMENTS — 100.00%		$224,606,886
(Cost $214,419,227)

OTHER ASSETS AND LIABILITIES — 0.00%		$8,978

TOTAL NET ASSETS — 100%		$224,615,864

(Cost $214,419,227)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares			Value ($)

EQUITY MUTUAL FUNDS

1,267	Allianz NFJ Small Cap Value Fund A		36,141
5,565	American Century Growth Fund Inv		143,812
2,453	BlackRock U.S. Opportunities Portfolio Inv A		96,257
4,982	Goldman Sachs Mid Cap Value Fund A		178,858
3,617	Harbor International Fund Inv		217,014
6,295	Invesco International Growth Fund I		175,640
3,916	Invesco Van Kampen Small Cap Growth Fund A		43,431
7,997	Janus Perkins Mid Cap Value Fund S		180,249
17,330	Maxim Index 600 Portfolio		158,397
17,111	Maxim Invesco ADR Portfolio		216,971
12,344	Maxim Janus Large Cap Growth Portfolio		144,056
1,771	Maxim Loomis Sayles Small-Cap Value Portfolio		36,209
15,870	Maxim MFS International Growth Portfolio		175,049
56,424	Maxim S&P 500® Index Portfolio		643,797
12,172	Maxim T. Rowe Price Equity/Income Portfolio		178,074
5,228	Maxim T. Rowe Price MidCap Growth Portfolio		95,720
7,766	MFS Value Fund A		177,149
5,593	Sentinel Small Company Fund A		43,344

TOTAL EQUITY MUTUAL FUNDS — 62.51%		$	2,940,168

(Cost $2,751,168)

BOND MUTUAL FUNDS

26,984	American Century Inflation Adjusted Bond Fund A		318,412
4,413	Calvert Short Duration Income Fund A		72,416
12,455	JPMorgan High Yield Bond Fund A		101,263
30,121	Maxim Bond Index Portfolio		400,303
38,020	Maxim Federated Bond Portfolio		400,734
10,141	Maxim Global Bond Portfolio		98,777
12,603	Maxim Putnam High Yield Bond Portfolio		100,949
7,027	Maxim Short Duration Bond Portfolio		72,381
15,298	Oppenheimer International Bond Fund A		100,354

TOTAL BOND MUTUAL FUNDS — 35.41%		$	1,665,589

(Cost $1,679,579)

MONEY MARKET MUTUAL FUNDS

97,873	Maxim Money Market Portfolio		97,873

TOTAL MONEY MARKET MUTUAL FUNDS — 2.08%		$	97,873

(Cost $97,873)

TOTAL INVESTMENTS — 100.00%		$	4,703,630
(Cost $4,528,620)

OTHER ASSETS AND LIABILITIES — 0.00%		$

TOTAL NET ASSETS — 100%		$	4,703,630

(Cost $4,528,620)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

34,260	Allianz NFJ Small Cap Value Fund A	977,757
103,161	American Century Growth Fund Inv	2,665,692
45,551	BlackRock U.S. Opportunities Portfolio Inv A	1,787,411
92,498	Goldman Sachs Mid Cap Value Fund A	3,320,685
81,036	Harbor International Fund Inv	4,862,141
141,025	Invesco International Growth Fund I	3,934,598
70,709	Invesco Van Kampen Small Cap Growth Fund A	784,161
148,550	Janus Perkins Mid Cap Value Fund S	3,348,315
382,366	Maxim Index 600 Portfolio	3,494,825
383,356	Maxim Invesco ADR Portfolio	4,860,959
228,888	Maxim Janus Large Cap Growth Portfolio	2,671,119
47,914	Maxim Loomis Sayles Small-Cap Value Portfolio	979,353
355,494	Maxim MFS International Growth Portfolio	3,921,101
1,047,032	Maxim S&P 500® Index Portfolio	11,946,637
225,688	Maxim T. Rowe Price Equity/Income Portfolio	3,301,814
97,070	Maxim T. Rowe Price MidCap Growth Portfolio	1,777,347
143,952	MFS Value Fund A	3,283,542
100,999	Sentinel Small Company Fund A	782,741

TOTAL EQUITY MUTUAL FUNDS — 55.73%		$58,700,198

(Cost $52,676,360)

BOND MUTUAL FUNDS

426,169	American Century Inflation Adjusted Bond Fund A	5,028,809
70,099	Calvert Short Duration Income Fund A	1,150,330
380,115	JPMorgan High Yield Bond Fund A	3,090,333
930,328	Maxim Bond Index Portfolio	12,364,060
1,174,472	Maxim Federated Bond Portfolio	12,378,936
351,441	Maxim Global Bond Portfolio	3,423,035
387,225	Maxim Putnam High Yield Bond Portfolio	3,101,674
111,626	Maxim Short Duration Bond Portfolio	1,149,753
530,362	Oppenheimer International Bond Fund A	3,479,174

TOTAL BOND MUTUAL FUNDS — 42.88%		$45,166,104

(Cost $45,293,259)

MONEY MARKET MUTUAL FUNDS

1,461,354	Maxim Money Market Portfolio	1,461,354

TOTAL MONEY MARKET MUTUAL FUNDS — 1.38%		$1,461,354

(Cost $1,461,354)

TOTAL INVESTMENTS — 99.99%		$105,327,656
(Cost $99,430,973)

OTHER ASSETS AND LIABILITIES — 0.01%		$7,064

TOTAL NET ASSETS — 100%		$105,334,720

(Cost $99,430,973)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares			Value ($)

EQUITY MUTUAL FUNDS

116,111	Allianz NFJ Small Cap Value Fund A		3,313,833
352,091	American Century Growth Fund Inv		9,098,022
155,205	BlackRock U.S. Opportunities Portfolio Inv A		6,090,231
316,427	Goldman Sachs Mid Cap Value Fund A		11,359,739
275,830	Harbor International Fund Inv		16,549,777
482,600	Invesco International Growth Fund I		13,464,541
241,309	Invesco Van Kampen Small Cap Growth Fund A		2,676,114
508,050	Janus Perkins Mid Cap Value Fund S		11,451,442
1,307,156	Maxim Index 600 Portfolio		11,947,409
1,304,875	Maxim Invesco ADR Portfolio		16,545,820
781,088	Maxim Janus Large Cap Growth Portfolio		9,115,291
162,443	Maxim Loomis Sayles Small-Cap Value Portfolio		3,320,333
1,216,467	Maxim MFS International Growth Portfolio		13,417,632
3,556,372	Maxim S&P 500® Index Portfolio		40,578,204
763,836	Maxim T. Rowe Price Equity/Income Portfolio		11,174,925
330,729	Maxim T. Rowe Price MidCap Growth Portfolio		6,055,648
487,284	MFS Value Fund A		11,114,957
344,684	Sentinel Small Company Fund A		2,671,301

TOTAL EQUITY MUTUAL FUNDS — 70.40%			$199,945,219

(Cost $180,633,523)

BOND MUTUAL FUNDS

765,672	American Century Inflation Adjusted Bond Fund A		9,034,926
128,801	Calvert Short Duration Income Fund A		2,113,630
699,081	JPMorgan High Yield Bond Fund A		5,683,528
1,689,046	Maxim Bond Index Portfolio		22,447,428
2,132,300	Maxim Federated Bond Portfolio		22,474,445
626,439	Maxim Global Bond Portfolio		6,101,513
707,323	Maxim Putnam High Yield Bond Portfolio		5,665,657
205,100	Maxim Short Duration Bond Portfolio		2,112,526
945,304	Oppenheimer International Bond Fund A		6,201,195

TOTAL BOND MUTUAL FUNDS — 28.81%			$81,834,848

(Cost $82,049,740)

MONEY MARKET MUTUAL FUNDS

2,250,375	Maxim Money Market Portfolio		2,250,375

TOTAL MONEY MARKET MUTUAL FUNDS — 0.79%			$2,250,375

(Cost $2,250,375)

TOTAL INVESTMENTS — 100.00%			$284,030,442
(Cost $264,933,638)

OTHER ASSETS AND LIABILITIES — 0.00%		$

TOTAL NET ASSETS — 100%			$284,030,442

(Cost $264,933,638)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

2,806	Allianz NFJ Small Cap Value Fund A	80,096
8,560	American Century Growth Fund Inv	221,178
3,802	BlackRock U.S. Opportunities Portfolio Inv A	149,205
7,676	Goldman Sachs Mid Cap Value Fund A	275,572
6,681	Harbor International Fund Inv	400,876
11,764	Invesco International Growth Fund I	328,202
5,930	Invesco Van Kampen Small Cap Growth Fund A	65,767
12,311	Janus Perkins Mid Cap Value Fund S	277,487
31,738	Maxim Index 600 Portfolio	290,084
31,617	Maxim Invesco ADR Portfolio	400,899
18,978	Maxim Janus Large Cap Growth Portfolio	221,471
3,923	Maxim Loomis Sayles Small-Cap Value Portfolio	80,178
29,657	Maxim MFS International Growth Portfolio	327,120
86,710	Maxim S&P 500® Index Portfolio	989,359
18,694	Maxim T. Rowe Price Equity/Income Portfolio	273,494
8,106	Maxim T. Rowe Price MidCap Growth Portfolio	148,428
11,934	MFS Value Fund A	272,212
8,467	Sentinel Small Company Fund A	65,623

TOTAL EQUITY MUTUAL FUNDS — 82.95%		$4,867,251

(Cost $4,530,983)

BOND MUTUAL FUNDS

9,408	American Century Inflation Adjusted Bond Fund A	111,020
1,598	Calvert Short Duration Income Fund A	26,221
8,248	JPMorgan High Yield Bond Fund A	67,060
19,999	Maxim Bond Index Portfolio	265,786
25,238	Maxim Federated Bond Portfolio	266,004
7,525	Maxim Global Bond Portfolio	73,296
8,404	Maxim Putnam High Yield Bond Portfolio	67,316
2,545	Maxim Short Duration Bond Portfolio	26,212
11,346	Oppenheimer International Bond Fund A	74,427

TOTAL BOND MUTUAL FUNDS — 16.65%		$977,342

(Cost $981,450)

MONEY MARKET MUTUAL FUNDS

23,232	Maxim Money Market Portfolio	23,232

TOTAL MONEY MARKET MUTUAL FUNDS — 0.40%		$23,232

(Cost $23,232)

TOTAL INVESTMENTS — 100.00%		$5,867,825
(Cost $5,535,665)

OTHER ASSETS AND LIABILITIES — (0.00%)		$(167)

TOTAL NET ASSETS — 100%		$5,867,658

(Cost $5,535,665)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

33,857	Allianz NFJ Small Cap Value Fund A	966,261
86,852	American Century Growth Fund Inv	2,244,257
38,648	BlackRock U.S. Opportunities Portfolio Inv A	1,516,531
77,811	Goldman Sachs Mid Cap Value Fund A	2,793,426
81,840	Harbor International Fund Inv	4,910,372
143,189	Invesco International Growth Fund I	3,994,970
71,471	Invesco Van Kampen Small Cap Growth Fund A	792,610
124,948	Janus Perkins Mid Cap Value Fund S	2,816,339
382,917	Maxim Index 600 Portfolio	3,499,859
387,154	Maxim Invesco ADR Portfolio	4,909,114
192,677	Maxim Janus Large Cap Growth Portfolio	2,248,537
47,367	Maxim Loomis Sayles Small-Cap Value Portfolio	968,176
360,934	Maxim MFS International Growth Portfolio	3,981,106
878,758	Maxim S&P 500® Index Portfolio	10,026,634
189,239	Maxim T. Rowe Price Equity/Income Portfolio	2,768,572
82,351	Maxim T. Rowe Price MidCap Growth Portfolio	1,507,840
120,714	MFS Value Fund A	2,753,485
102,087	Sentinel Small Company Fund A	791,174

TOTAL EQUITY MUTUAL FUNDS — 75.58%		$53,489,263

(Cost $48,044,849)

BOND MUTUAL FUNDS

59,567	American Century Inflation Adjusted Bond Fund A	702,895
10,689	Calvert Short Duration Income Fund A	175,405
161,010	JPMorgan High Yield Bond Fund A	1,309,010
388,769	Maxim Bond Index Portfolio	5,166,735
490,805	Maxim Federated Bond Portfolio	5,173,080
159,598	Maxim Global Bond Portfolio	1,554,480
162,903	Maxim Putnam High Yield Bond Portfolio	1,304,849
17,021	Maxim Short Duration Bond Portfolio	175,314
240,870	Oppenheimer International Bond Fund A	1,580,105

TOTAL BOND MUTUAL FUNDS — 24.22%		$17,141,873

(Cost $17,196,154)

MONEY MARKET MUTUAL FUNDS

140,064	Maxim Money Market Portfolio	140,064

TOTAL MONEY MARKET MUTUAL FUNDS — 0.20%		$140,064

(Cost $140,064)

TOTAL INVESTMENTS — 100.00%		$70,771,200
(Cost $65,381,067)

OTHER ASSETS AND LIABILITIES — 0.00%		$329

TOTAL NET ASSETS — 100%		$70,771,529

(Cost $65,381,067)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

105,654	Allianz NFJ Small Cap Value Fund A	3,015,359
269,541	American Century Growth Fund Inv	6,964,941
119,169	BlackRock U.S. Opportunities Portfolio Inv A	4,676,187
242,532	Goldman Sachs Mid Cap Value Fund A	8,706,906
255,371	Harbor International Fund Inv	15,322,260
446,260	Invesco International Growth Fund I	12,450,648
222,493	Invesco Van Kampen Small Cap Growth Fund A	2,467,447
389,431	Janus Perkins Mid Cap Value Fund S	8,777,765
1,191,358	Maxim Index 600 Portfolio	10,889,015
1,208,065	Maxim Invesco ADR Portfolio	15,318,262
597,969	Maxim Janus Large Cap Growth Portfolio	6,978,293
147,756	Maxim Loomis Sayles Small-Cap Value Portfolio	3,020,124
1,124,860	Maxim MFS International Growth Portfolio	12,407,210
2,737,899	Maxim S&P 500® Index Portfolio	31,239,428
590,851	Maxim T. Rowe Price Equity/Income Portfolio	8,644,148
253,929	Maxim T. Rowe Price MidCap Growth Portfolio	4,649,438
376,907	MFS Value Fund A	8,597,251
317,803	Sentinel Small Company Fund A	2,462,975

TOTAL EQUITY MUTUAL FUNDS — 86.96%		$166,587,657

(Cost $150,743,293)

BOND MUTUAL FUNDS

80,599	American Century Inflation Adjusted Bond Fund A	951,071
23,140	Calvert Short Duration Income Fund A	379,733
222,230	JPMorgan High Yield Bond Fund A	1,806,730
551,070	Maxim Bond Index Portfolio	7,323,714
695,701	Maxim Federated Bond Portfolio	7,332,693
225,756	Maxim Global Bond Portfolio	2,198,866
226,366	Maxim Putnam High Yield Bond Portfolio	1,813,194
36,848	Maxim Short Duration Bond Portfolio	379,530
340,684	Oppenheimer International Bond Fund A	2,234,890

TOTAL BOND MUTUAL FUNDS — 12.75%		$24,420,421

(Cost $24,492,402)

MONEY MARKET MUTUAL FUNDS

568,545	Maxim Money Market Portfolio	568,545

TOTAL MONEY MARKET MUTUAL FUNDS — 0.30%		$568,545

(Cost $568,545)

TOTAL INVESTMENTS — 100.01%		$191,576,623
(Cost $175,804,240)

OTHER ASSETS AND LIABILITIES — (0.01%)		$(15,706)

TOTAL NET ASSETS — 100%		$191,560,917

(Cost $175,804,240)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

2,018	Allianz NFJ Small Cap Value Fund A	57,604
5,155	American Century Growth Fund Inv	133,216
2,290	BlackRock U.S. Opportunities Portfolio Inv A	89,857
4,638	Goldman Sachs Mid Cap Value Fund A	166,522
4,877	Harbor International Fund Inv	292,636
8,537	Invesco International Growth Fund I	238,186
4,258	Invesco Van Kampen Small Cap Growth Fund A	47,219
7,441	Janus Perkins Mid Cap Value Fund S	167,717
22,809	Maxim Index 600 Portfolio	208,470
23,078	Maxim Invesco ADR Portfolio	292,631
11,432	Maxim Janus Large Cap Growth Portfolio	133,406
2,822	Maxim Loomis Sayles Small-Cap Value Portfolio	57,672
21,523	Maxim MFS International Growth Portfolio	237,395
52,336	Maxim S&P 500® Index Portfolio	597,157
11,303	Maxim T. Rowe Price Equity/Income Portfolio	165,356
4,881	Maxim T. Rowe Price MidCap Growth Portfolio	89,378
7,214	MFS Value Fund A	164,550
6,080	Sentinel Small Company Fund A	47,117

TOTAL EQUITY MUTUAL FUNDS — 93.63%		$3,186,089

(Cost $2,914,966)

BOND MUTUAL FUNDS

860	American Century Inflation Adjusted Bond Fund A	10,153
2,078	JPMorgan High Yield Bond Fund A	16,894
4,964	Maxim Bond Index Portfolio	65,977
6,265	Maxim Federated Bond Portfolio	66,038
2,093	Maxim Global Bond Portfolio	20,384
2,117	Maxim Putnam High Yield Bond Portfolio	16,957
3,152	Oppenheimer International Bond Fund A	20,675

TOTAL BOND MUTUAL FUNDS — 6.38%		$217,078

(Cost $217,792)

TOTAL INVESTMENTS — 100.01%		$3,403,167
(Cost $3,132,758)

OTHER ASSETS AND LIABILITIES — (0.01%)		$(297)

TOTAL NET ASSETS — 100%		$3,402,870

(Cost $3,132,758)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

17,424	Allianz NFJ Small Cap Value Fund A	497,243
38,389	American Century Growth Fund Inv	991,957
16,819	BlackRock U.S. Opportunities Portfolio Inv A	659,979
34,720	Goldman Sachs Mid Cap Value Fund A	1,246,458
43,411	Harbor International Fund Inv	2,604,673
76,222	Invesco International Growth Fund I	2,126,593
36,609	Invesco Van Kampen Small Cap Growth Fund A	405,992
55,752	Janus Perkins Mid Cap Value Fund S	1,256,643
196,645	Maxim Index 600 Portfolio	1,797,339
205,365	Maxim Invesco ADR Portfolio	2,604,033
85,164	Maxim Janus Large Cap Growth Portfolio	993,861
24,376	Maxim Loomis Sayles Small-Cap Value Portfolio	498,237
192,126	Maxim MFS International Growth Portfolio	2,119,145
392,129	Maxim S&P 500® Index Portfolio	4,474,193
83,835	Maxim T. Rowe Price Equity/Income Portfolio	1,226,510
35,838	Maxim T. Rowe Price MidCap Growth Portfolio	656,201
53,478	MFS Value Fund A	1,219,830
52,291	Sentinel Small Company Fund A	405,256

TOTAL EQUITY MUTUAL FUNDS — 83.66%		$25,784,143

(Cost $23,153,845)

BOND MUTUAL FUNDS

49,240	JPMorgan High Yield Bond Fund A	400,320
118,546	Maxim Bond Index Portfolio	1,575,479
149,662	Maxim Federated Bond Portfolio	1,577,435
55,250	Maxim Global Bond Portfolio	538,139
49,818	Maxim Putnam High Yield Bond Portfolio	399,045
83,384	Oppenheimer International Bond Fund A	546,999

TOTAL BOND MUTUAL FUNDS — 16.34%		$5,037,417

(Cost $5,043,900)

TOTAL INVESTMENTS — 100.00%		$30,821,560
(Cost $28,197,745)

OTHER ASSETS AND LIABILITIES — 0.00%		$0

TOTAL NET ASSETS — 100%		$30,821,560

(Cost $28,197,745)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

47,227	Allianz NFJ Small Cap Value Fund A	1,347,854
104,032	American Century Growth Fund Inv	2,688,178
46,316	BlackRock U.S. Opportunities Portfolio Inv A	1,817,439
93,055	Goldman Sachs Mid Cap Value Fund A	3,340,661
117,348	Harbor International Fund Inv	7,040,882
205,881	Invesco International Growth Fund I	5,744,067
98,462	Invesco Van Kampen Small Cap Growth Fund A	1,091,942
149,414	Janus Perkins Mid Cap Value Fund S	3,367,793
530,371	Maxim Index 600 Portfolio	4,847,587
555,127	Maxim Invesco ADR Portfolio	7,039,010
230,795	Maxim Janus Large Cap Growth Portfolio	2,693,383
66,074	Maxim Loomis Sayles Small-Cap Value Portfolio	1,350,543
518,958	Maxim MFS International Growth Portfolio	5,724,108
1,053,096	Maxim S&P 500® Index Portfolio	12,015,825
226,616	Maxim T. Rowe Price Equity/Income Portfolio	3,315,389
98,693	Maxim T. Rowe Price MidCap Growth Portfolio	1,807,077
144,562	MFS Value Fund A	3,297,448
140,646	Sentinel Small Company Fund A	1,090,006

TOTAL EQUITY MUTUAL FUNDS — 91.53%		$69,619,192

(Cost $62,950,668)

BOND MUTUAL FUNDS

60,736	JPMorgan High Yield Bond Fund A	493,786
153,332	Maxim Bond Index Portfolio	2,037,788
193,577	Maxim Federated Bond Portfolio	2,040,297
70,099	Maxim Global Bond Portfolio	682,769
61,452	Maxim Putnam High Yield Bond Portfolio	492,231
105,778	Oppenheimer International Bond Fund A	693,905

TOTAL BOND MUTUAL FUNDS — 8.47%		$6,440,776

(Cost $6,447,090)

TOTAL INVESTMENTS — 100.00%		$76,059,968
(Cost $69,397,758)

OTHER ASSETS AND LIABILITIES — 0.00%		$0

TOTAL NET ASSETS — 100%		$76,059,968

(Cost $69,397,758)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

752	Allianz NFJ Small Cap Value Fund A	21,492
1,654	American Century Growth Fund Inv	42,770
726	BlackRock U.S. Opportunities Portfolio Inv A	28,478
1,493	Goldman Sachs Mid Cap Value Fund A	53,595
1,869	Harbor International Fund Inv	112,150
3,264	Invesco International Growth Fund I	91,065
1,595	Invesco Van Kampen Small Cap Growth Fund A	17,688
2,396	Janus Perkins Mid Cap Value Fund S	54,000
8,514	Maxim Index 600 Portfolio	77,820
8,843	Maxim Invesco ADR Portfolio	112,134
3,671	Maxim Janus Large Cap Growth Portfolio	42,839
1,053	Maxim Loomis Sayles Small-Cap Value Portfolio	21,523
8,228	Maxim MFS International Growth Portfolio	90,759
16,669	Maxim S&P 500® Index Portfolio	190,188
3,612	Maxim T. Rowe Price Equity/Income Portfolio	52,844
1,547	Maxim T. Rowe Price MidCap Growth Portfolio	28,321
2,305	MFS Value Fund A	52,574
2,278	Sentinel Small Company Fund A	17,652

TOTAL EQUITY MUTUAL FUNDS — 94.93%		$1,107,892

(Cost $1,008,810)

BOND MUTUAL FUNDS

570	JPMorgan High Yield Bond Fund A	4,633
1,396	Maxim Bond Index Portfolio	18,549
1,762	Maxim Federated Bond Portfolio	18,568
658	Maxim Global Bond Portfolio	6,404
580	Maxim Putnam High Yield Bond Portfolio	4,650
988	Oppenheimer International Bond Fund A	6,479

TOTAL BOND MUTUAL FUNDS — 5.08%		$59,283

(Cost $59,525)

TOTAL INVESTMENTS — 100.01%		$1,167,175
(Cost $1,068,335)

OTHER ASSETS AND LIABILITIES — (0.01%)		$(103)

TOTAL NET ASSETS — 100%		$1,167,072

(Cost $1,068,335)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares			Value ($)

EQUITY MUTUAL FUNDS

6,467	Allianz NFJ Small Cap Value Fund A		184,539
10,831	American Century Growth Fund Inv		279,840
4,821	BlackRock U.S. Opportunities Portfolio Inv A		189,167
9,664	Goldman Sachs Mid Cap Value Fund A		346,937
14,458	Harbor International Fund Inv		867,497
25,424	Invesco International Growth Fund I		709,336
9,764	Invesco Van Kampen Small Cap Growth Fund A		108,277
15,520	Janus Perkins Mid Cap Value Fund S		349,824
63,619	Maxim Index 600 Portfolio		581,481
68,395	Maxim Invesco ADR Portfolio		867,247
24,028	Maxim Janus Large Cap Growth Portfolio		280,403
9,046	Maxim Loomis Sayles Small-Cap Value Portfolio		184,898
64,084	Maxim MFS International Growth Portfolio		706,847
108,083	Maxim S&P 500® Index Portfolio		1,233,227
23,615	Maxim T. Rowe Price Equity/Income Portfolio		345,483
10,272	Maxim T. Rowe Price MidCap Growth Portfolio		188,078
15,064	MFS Value Fund A		343,609
13,946	Sentinel Small Company Fund A		108,079

TOTAL EQUITY MUTUAL FUNDS — 84.95%			$7,874,769

(Cost $7,031,680)

BOND MUTUAL FUNDS

13,096	JPMorgan High Yield Bond Fund A		106,469
31,490	Maxim Bond Index Portfolio		418,500
39,755	Maxim Federated Bond Portfolio		419,017
17,560	Maxim Global Bond Portfolio		171,038
13,249	Maxim Putnam High Yield Bond Portfolio		106,127
26,504	Oppenheimer International Bond Fund A		173,868

TOTAL BOND MUTUAL FUNDS — 15.05%			$1,395,019

(Cost $1,394,187)

TOTAL INVESTMENTS — 100.00%			$9,269,788
(Cost $8,425,867)

OTHER ASSETS AND LIABILITIES — 0.00%		$

TOTAL NET ASSETS — 100%			$9,269,788

(Cost $8,425,867)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

12,244	Allianz NFJ Small Cap Value Fund A	349,450
20,450	American Century Growth Fund Inv	528,436
9,029	BlackRock U.S. Opportunities Portfolio Inv A	354,314
18,216	Goldman Sachs Mid Cap Value Fund A	653,969
27,414	Harbor International Fund Inv	1,644,824
47,871	Invesco International Growth Fund I	1,335,615
18,485	Invesco Van Kampen Small Cap Growth Fund A	205,001
29,251	Janus Perkins Mid Cap Value Fund S	659,322
120,634	Maxim Index 600 Portfolio	1,102,598
129,682	Maxim Invesco ADR Portfolio	1,644,366
45,369	Maxim Janus Large Cap Growth Portfolio	529,458
17,124	Maxim Loomis Sayles Small-Cap Value Portfolio	350,014
120,668	Maxim MFS International Growth Portfolio	1,330,973
205,732	Maxim S&P 500® Index Portfolio	2,347,401
44,539	Maxim T. Rowe Price Equity/Income Portfolio	651,608
19,240	Maxim T. Rowe Price MidCap Growth Portfolio	352,280
28,411	MFS Value Fund A	648,053
26,403	Sentinel Small Company Fund A	204,627

TOTAL EQUITY MUTUAL FUNDS — 92.04%		$14,892,309

(Cost $13,537,178)

BOND MUTUAL FUNDS

11,843	JPMorgan High Yield Bond Fund A	96,281
28,984	Maxim Bond Index Portfolio	385,197
36,591	Maxim Federated Bond Portfolio	385,673
16,564	Maxim Global Bond Portfolio	161,330
12,063	Maxim Putnam High Yield Bond Portfolio	96,624
24,997	Oppenheimer International Bond Fund A	163,980

TOTAL BOND MUTUAL FUNDS — 7.97%		$1,289,085

(Cost $1,293,807)

TOTAL INVESTMENTS — 100.01%		$16,181,394
(Cost $14,830,985)

OTHER ASSETS AND LIABILITIES — (0.01%)		$(1,625)

TOTAL NET ASSETS — 100%		$16,179,769

(Cost $14,830,985)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

135	Allianz NFJ Small Cap Value Fund A	3,854
227	American Century Growth Fund Inv	5,875
100	BlackRock U.S. Opportunities Portfolio Inv A	3,907
204	Goldman Sachs Mid Cap Value Fund A	7,314
304	Harbor International Fund Inv	18,244
535	Invesco International Growth Fund I	14,920
203	Invesco Van Kampen Small Cap Growth Fund A	2,246
327	Janus Perkins Mid Cap Value Fund S	7,367
1,331	Maxim Index 600 Portfolio	12,165
1,439	Maxim Invesco ADR Portfolio	18,244
504	Maxim Janus Large Cap Growth Portfolio	5,885
189	Maxim Loomis Sayles Small-Cap Value Portfolio	3,859
1,348	Maxim MFS International Growth Portfolio	14,870
2,316	Maxim S&P 500® Index Portfolio	26,428
496	Maxim T. Rowe Price Equity/Income Portfolio	7,251
212	Maxim T. Rowe Price MidCap Growth Portfolio	3,887
316	MFS Value Fund A	7,216
289	Sentinel Small Company Fund A	2,241

TOTAL EQUITY MUTUAL FUNDS — 95.05%		$165,773

(Cost $154,064)

BOND MUTUAL FUNDS

85	JPMorgan High Yield Bond Fund A	693
195	Maxim Bond Index Portfolio	2,598
247	Maxim Federated Bond Portfolio	2,601
107	Maxim Global Bond Portfolio	1,044
87	Maxim Putnam High Yield Bond Portfolio	695
155	Oppenheimer International Bond Fund A	1,018

TOTAL BOND MUTUAL FUNDS — 4.96%		$8,649

(Cost $8,684)

TOTAL INVESTMENTS — 100.01%		$174,422
(Cost $162,748)

OTHER ASSETS AND LIABILITIES — (0.01%)		$(14)

TOTAL NET ASSETS — 100%		$174,408

(Cost $162,748)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	MAXIM LIFETIME 2015 PORTFOLIO I	MAXIM LIFETIME 2015 PORTFOLIO II	MAXIM LIFETIME 2015 PORTFOLIO III
ASSETS:
Investments at market value, affiliated (1)	$52,573,081	$137,518,431	$2,819,290
Investments at market value, unaffiliated (2)	31,751,422	87,088,455	1,884,340
Dividends receivable	58,492	127,108	727
Subscriptions receivable			21,345

Total assets	84,382,995	224,733,994	4,725,702

LIABILITIES:
Fees payable	12,847	36,173	728
Payable for investments purchased	38,002	81,957	21,344

Total liabilities	50,849	118,130	22,072

NET ASSETS	$84,332,146	$224,615,864	$4,703,630

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$675,754	$1,743,713	$35,644
Additional paid-in capital	79,855,944	211,449,154	4,443,789
Net unrealized appreciation on investments	3,304,419	10,187,659	175,010
Undistributed net investment income	4,208	17,282	163
Accumulated net realized gain on investments	491,821	1,218,056	49,024

NET ASSETS
Class T	$25,584,817	$25,210,190	$204,171

Class T1	$58,747,329	$199,405,674	$4,499,459

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)
Class T	$12.44	$12.88	$13.24

Class T1	$12.50	$12.88	$13.19

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	2,056,558	1,956,692	15,422
Class T1	4,700,986	15,480,434	341,020

(1) Cost of investments, affiliated	$50,918,120	$132,326,268	$2,731,277
(2) Cost of investments, unaffiliated	30,101,964	82,092,959	1,797,343

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	MAXIM LIFETIME 2025 PORTFOLIO I	MAXIM LIFETIME 2025 PORTFOLIO II	MAXIM LIFETIME 2025 PORTFOLIO III
ASSETS:
Investments at market value, affiliated (1)	$66,831,967	$173,207,206	$3,452,879
Investments at market value, unaffiliated (2)	38,495,689	110,823,236	2,414,946
Dividends receivable	67,176	42,105	1,467
Subscriptions receivable		1,028,043

Total assets	105,394,832	285,100,590	5,869,292

LIABILITIES:
Fees payable	15,016	45,547	717
Redemptions payable		414,452
Payable for investments purchased	45,096	610,149	917

Total liabilities	60,112	1,070,148	1,634

NET ASSETS	$105,334,720	$284,030,442	$5,867,658

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$802,624	$2,079,230	$42,142
Additional paid-in capital	98,023,072	261,743,842	5,466,702
Net unrealized appreciation on investments	5,896,683	19,096,804	332,160
Undistributed net investment income	5,233	11,576	178
Accumulated net realized gain on investments	607,108	1,098,990	26,476

NET ASSETS
Class T	$40,345,825	$40,717,378	$939,233

Class T1	$64,988,895	$243,313,064	$4,928,425

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)
Class T	$13.11	$13.68	$13.94

Class T1	$13.13	$13.66	$13.92

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	3,078,243	2,975,501	67,398
Class T1	4,947,992	17,816,799	354,026

(1) Cost of investments, affiliated	$63,816,440	$163,411,996	$3,282,706
(2) Cost of investments, unaffiliated	35,614,533	101,521,642	2,252,959

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	MAXIM LIFETIME 2035 PORTFOLIO I	MAXIM LIFETIME 2035 PORTFOLIO II	MAXIM LIFETIME 2035 PORTFOLIO III
ASSETS:
Investments at market value, affiliated (1)	$43,424,360	$112,762,460	$1,950,821
Investments at market value, unaffiliated (2)	27,346,840	78,814,163	1,452,346
Dividends receivable	30,898	44,784	444
Subscriptions receivable	124,287
Receivable for investments sold	193,473

Total assets	71,119,858	191,621,407	3,403,611

LIABILITIES:
Fees payable		31,572	481
Redemptions payable	317,760
Payable for investments purchased	30,569	28,918	260

Total liabilities	348,329	60,490	741

NET ASSETS	$70,771,529	$191,560,917	$3,402,870

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$509,807	$1,341,905	$23,665
Additional paid-in capital	64,544,895	173,633,628	3,072,692
Net unrealized appreciation on investments	5,390,133	15,772,383	270,409
Undistributed net investment income	3,347	6,316	21,556
Accumulated net realized gain on investments	323,347	806,685	14,548

NET ASSETS
Class T	$27,132,501	$21,832,615	$291,426

Class T1	$43,639,028	$169,728,302	$3,111,444

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)
Class T	$13.87	$14.29	$14.39

Class T1	$13.89	$14.27	$14.38

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	1,956,054	1,527,548	20,245
Class T1	3,142,017	11,891,499	216,400

(1) Cost of investments, affiliated	$40,640,971	$104,606,520	$1,808,634
(2) Cost of investments, unaffiliated	24,740,096	71,197,720	1,324,124

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	MAXIM LIFETIME 2045 PORTFOLIO I	MAXIM LIFETIME 2045 PORTFOLIO II	MAXIM LIFETIME 2045 PORTFOLIO III
ASSETS:
Investments at market value, affiliated (1)	$18,459,617	$44,046,007	$664,599
Investments at market value, unaffiliated (2)	12,361,943	32,013,961	502,576
Dividends receivable	3,302	4,924	140
Subscriptions receivable	76,609	306,791
Receivable for investments sold	102,046

Total assets	31,003,517	76,371,683	1,167,315

LIABILITIES:
Fees payable		11,778	161
Redemptions payable	178,655	8,669
Payable for investments purchased	3,302	291,268	82

Total liabilities	181,957	311,715	243

NET ASSETS	$30,821,560	$76,059,968	$1,167,072

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$217,225	$526,035	$8,041
Additional paid-in capital	27,841,031	68,605,658	1,050,049
Net unrealized appreciation on investments	2,623,815	6,662,210	98,840
Undistributed net investment income	1,255	2,427	8,015
Accumulated net realized gain on investments	138,234	263,638	2,127

NET ASSETS
Class T	$13,104,499	$16,577,424	$270,265

Class T1	$17,717,061	$59,482,544	$896,807

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)
Class T	$14.18	$14.48	$14.53

Class T1	$14.19	$14.45	$14.51

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Outstanding
Class T	923,890	1,145,197	18,606
Class T1	1,248,364	4,115,148	61,805

(1) Cost of investments, affiliated	$17,100,900	$40,597,581	$612,499
(2) Cost of investments, unaffiliated	11,096,845	28,800,177	455,836

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	MAXIM LIFETIME 2055 PORTFOLIO I	MAXIM LIFETIME 2055 PORTFOLIO II		MAXIM LIFETIME 2055 PORTFOLIO III
ASSETS:
Investments at market value, affiliated (1)	$5,502,346	$9,337,522	$	99,527
Investments at market value, unaffiliated (2)	3,767,442	6,843,872		74,895
Dividends receivable	924	3,168		21
Subscriptions receivable	19,795
Receivable for investments sold	39,511

Total assets	9,330,018	16,184,562		174,443

LIABILITIES:
Fees payable		2,664		23
Redemptions payable	59,305
Payable for investments purchased	925	2,129		12

Total liabilities	60,230	4,793		35

NET ASSETS	$9,269,788	$16,179,769	$	174,408

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$65,384	$111,706	$	1,220
Additional paid-in capital	8,312,009	14,647,495		183,222
Net unrealized appreciation on investments	843,921	1,350,409		11,674
Undistributed net investment income	410	575		6
Accumulated net realized gain (loss) on investments	48,064	69,584		(21,714)

NET ASSETS
Class T	$4,789,938	$2,531,213	$	68,142

Class T1	$4,479,850	$13,648,556	$	106,266

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)
Class T	$14.17	$14.50	$	14.30

Class T1	$14.19	$14.48	$	14.29

SHARES OF CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000		45,000,000
Class T1	45,000,000	45,000,000		45,000,000
Outstanding
Class T	338,039	174,522		4,763
Class T1	315,796	942,537		7,436

(1) Cost of investments, affiliated	$5,062,113	$8,635,938	$	93,762
(2) Cost of investments, unaffiliated	3,363,754	6,195,047		68,986

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	MAXIM LIFETIME 2015 PORTFOLIO I	MAXIM LIFETIME 2015 PORTFOLIO II	MAXIM LIFETIME 2015 PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$1,007,260	$2,312,568	$38,656
Dividends, unaffiliated	496,800	1,140,892	19,322

Total income	1,504,060	3,453,460	57,978

EXPENSES:
Management fees	55,816	136,208	2,510
Distribution fees - Class T1	34,287	100,172	1,977

Total expenses	90,103	236,380	4,487

Less amount waived by distributor - Class T1	8	3	16

Net expenses	90,095	236,377	4,471

NET INVESTMENT INCOME	1,413,965	3,217,083	53,507

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments, affiliated	443,967	756,131	40,204
Net realized gain on investments, unaffiliated	417,107	908,551	34,510
Capital gain distributions, affiliated	217,765	551,214	10,974
Capital gain distributions, unaffiliated	74,096	169,383	2,675
Change in net unrealized appreciation on investments	3,274,164	10,049,318	141,367

Net realized and unrealized gain on investments	4,427,099	12,434,597	229,730

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,841,064	$15,651,680	$283,237

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	MAXIM LIFETIME 2025 PORTFOLIO I	MAXIM LIFETIME 2025 PORTFOLIO II	MAXIM LIFETIME 2025 PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$1,127,018	$2,524,050	$37,751
Dividends, unaffiliated	493,837	1,164,115	16,684

Total income	1,620,855	3,688,165	54,435

EXPENSES:
Management fees	65,514	175,351	3,219
Distribution fees - Class T1	35,037	117,973	2,254

Total expenses	100,551	293,324	5,473

Less amount waived by distributor - Class T1	8	3	16

Net expenses	100,543	293,321	5,457

NET INVESTMENT INCOME	1,520,312	3,394,844	48,978

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments, affiliated	504,630	956,341	55,197
Net realized gain on investments, unaffiliated	500,960	1,062,747	49,301
Capital gain distributions, affiliated	277,197	703,536	12,351
Capital gain distributions, unaffiliated	70,654	151,701	1,895
Change in net unrealized appreciation on investments	5,747,376	18,695,577	269,627

Net realized and unrealized gain on investments	7,100,817	21,569,902	388,371

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,621,129	$24,964,746	$437,349

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	MAXIM LIFETIME 2035 PORTFOLIO I	MAXIM LIFETIME 2035 PORTFOLIO II	MAXIM LIFETIME 2035 PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$609,284	$1,352,685	$20,151
Dividends, unaffiliated	273,391	680,903	10,224

Total income	882,675	2,033,588	30,375

EXPENSES:
Management fees	42,988	118,749	2,201
Distribution fees - Class T1	24,097	85,696	1,670

Total expenses	67,085	204,445	3,871

Less amount waived by distributor - Class T1	13	3	17

Net expenses	67,072	204,442	3,854

NET INVESTMENT INCOME	815,603	1,829,146	26,521

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments, affiliated	298,879	767,526	37,985
Net realized gain on investments, unaffiliated	298,096	871,000	37,119
Capital gain distributions, affiliated	173,548	433,815	6,689
Capital gain distributions, unaffiliated	33,279	69,347	876
Change in net unrealized appreciation on investments	5,301,592	15,368,070	240,961

Net realized and unrealized gain on investments	6,105,394	17,509,758	323,630

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,920,997	$19,338,904	$350,151

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	MAXIM LIFETIME 2045 PORTFOLIO I	MAXIM LIFETIME 2045 PORTFOLIO II	MAXIM LIFETIME 2045 PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$233,417	$506,243	$6,496
Dividends, unaffiliated	114,315	264,849	3,677

Total income	347,732	771,092	10,173

EXPENSES:
Management fees	18,872	47,949	685
Distribution fees - Class T1	9,569	29,099	412

Total expenses	28,441	77,048	1,097

Less amount waived by distributor - Class T1	16	11	17

Net expenses	28,425	77,037	1,080

NET INVESTMENT INCOME	319,307	694,055	9,093

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments, affiliated	124,367	236,048	8,446
Net realized gain on investments, unaffiliated	127,329	290,940	9,069
Capital gain distributions, affiliated	68,205	159,452	2,175
Capital gain distributions, unaffiliated	11,900	23,396	291
Change in net unrealized appreciation on investments	2,586,719	6,570,104	87,089

Net realized and unrealized gain on investments	2,918,520	7,279,940	107,070

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,237,827	$7,973,995	$116,163

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	MAXIM LIFETIME 2055 PORTFOLIO I	MAXIM LIFETIME 2055 PORTFOLIO II	MAXIM LIFETIME 2055 PORTFOLIO III
INVESTMENT INCOME:
Dividends, affiliated	$68,906	$105,161	$1,036
Dividends, unaffiliated	37,021	59,883	670

Total income	105,927	165,044	1,706

EXPENSES:
Management fees	6,200	9,340	159
Distribution fees - Class T1	2,763	6,667	59

Total expenses	8,963	16,007	218

Less amount waived by distributor - Class T1	17	17	17

Net expenses	8,946	15,990	201

NET INVESTMENT INCOME	96,981	149,054	1,505

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	69,968	70,379	(10,713)
Net realized gain (loss) on investments, unaffiliated	61,233	72,594	(7,414)
Capital gain distributions, affiliated	19,056	31,182	296
Capital gain distributions, unaffiliated	3,622	5,037	49
Change in net unrealized appreciation on investments	806,327	1,331,199	4,137

Net realized and unrealized gain (loss) on investments	960,206	1,510,391	(13,645)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,057,187	$1,659,445	$(12,140)

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2015 PORTFOLIO I		MAXIM LIFETIME 2015 PORTFOLIO II
	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,413,965	$139,707	$3,217,083	$218,633
Net realized gain on investments	861,074	17,117	1,664,682	190,390
Capital gain distributions received	291,861	11,318	720,597	17,999
Change in net unrealized appreciation on investments	3,274,164	30,255	10,049,318	138,341

Net increase in net assets resulting from operations	5,841,064	198,397	15,651,680	565,363

DISTRIBUTIONS:
From net investment income
Class T	(444,503)	(33,107)	(375,535)	(31,392)
Class T1	(975,295)	(96,559)	(2,837,045)	(174,462)

Total from net investment income	(1,419,798)	(129,666)	(3,212,580)	(205,854)

From capital gains
Class T	(208,251)		(161,658)
Class T1	(481,298)		(1,213,954)

Total from capital gains	(689,549)		(1,375,612)

Total distributions	(2,109,347)	(129,666)	(4,588,192)	(205,854)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	25,968,992	3,681,527	22,515,707	3,923,655
Class T1	63,435,561	11,593,919	242,544,891	25,959,927
Reinvestment of distributions
Class T	652,754	33,107	537,193	31,392
Class T1	1,456,593	96,559	4,050,999	174,462
Redemptions of shares
Class T	(5,594,220)	(122,793)	(2,669,881)	(634,710)
Class T1	(19,490,263)	(1,180,038)	(75,797,248)	(7,443,520)

Net increase in net assets resulting from share transactions	66,429,417	14,102,281	191,181,661	22,011,206

Total increase in net assets	70,161,134	14,171,012	202,245,149	22,370,715

NET ASSETS:
Beginning of period	14,171,012	0	22,370,715	0

End of period (1)	$84,332,146	$14,171,012	$224,615,864	$22,370,715

OTHER INFORMATION:

SHARES:
Sold
Class T	2,146,989	319,218	1,848,015	333,643
Class T1	5,293,419	999,436	19,703,590	2,215,297
Issued in reinvestment of distributions
Class T	53,080	2,836	42,655	2,635
Class T1	119,066	8,268	322,342	14,637
Redeemed
Class T	(454,952)	(10,612)	(216,587)	(53,669)
Class T1	(1,617,598)	(101,606)	(6,148,630)	(626,802)

Net increase	5,540,004	1,217,540	15,551,385	1,885,741

(1) Including undistributed net investment income	$4,208	$10,041	$17,282	$12,779

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2015 PORTFOLIO III		MAXIM LIFETIME 2025 PORTFOLIO I
	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$53,507	$14,115	$1,520,312	$148,040
Net realized gain on investments	74,714	11,987	1,005,590	18,911
Capital gain distributions received	13,649	1,150	347,851	12,271
Change in net unrealized appreciation on investments	141,367	33,643	5,747,376	149,307

Net increase in net assets resulting from operations	283,237	60,895	8,621,129	328,529

DISTRIBUTIONS:
From net investment income
Class T	(2,180)	(249)	(600,800)	(46,641)
Class T1	(51,823)	(13,207)	(924,534)	(91,144)

Total from net investment income	(54,003)	(13,456)	(1,525,334)	(137,785)

From capital gains
Class T	(2,678)		(297,443)
Class T1	(49,798)		(480,072)

Total from capital gains	(52,476)		(777,515)

Total distributions	(106,479)	(13,456)	(2,302,849)	(137,785)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	192,677	16,933	35,711,125	5,827,074
Class T1	4,565,032	1,724,549	66,841,031	12,219,949
Reinvestment of distributions
Class T	4,858	249	898,243	46,641
Class T1	101,621	13,207	1,404,606	91,144
Redemptions of shares
Class T	(29,305)		(4,190,206)	(496,258)
Class T1	(1,863,346)	(247,042)	(17,979,733)	(1,547,920)

Net increase in net assets resulting from share transactions	2,971,537	1,507,896	82,685,066	16,140,630

Total increase in net assets	3,148,295	1,555,335	89,003,346	16,331,374

NET ASSETS:
Beginning of period	1,555,335	0	16,331,374	0

End of period (1)	$4,703,630	$1,555,335	$105,334,720	$16,331,374

OTHER INFORMATION:

SHARES:
Sold
Class T	15,618	1,617	2,880,868	496,560
Class T1	351,452	145,845	5,380,587	1,021,875
Issued in reinvestment of distributions
Class T	383	21	69,558	3,859
Class T1	7,914	1,085	109,709	7,546
Redeemed
Class T	(2,217)		(330,771)	(41,831)
Class T1	(144,972)	(20,304)	(1,441,476)	(130,249)

Net increase	228,178	128,264	6,668,475	1,357,760

(1) Including undistributed net investment income	$163	$659	$5,233	$10,255

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2025 PORTFOLIO II		MAXIM LIFETIME 2025 PORTFOLIO III
	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,394,844	$378,843	$48,978	$17,415
Net realized gain on investments	2,019,088	104,484	104,498	15,637
Capital gain distributions received	855,237	32,438	14,246	1,408
Change in net unrealized appreciation on investments	18,695,577	401,227	269,627	62,533

Net increase in net assets resulting from operations	24,964,746	916,992	437,349	96,993

DISTRIBUTIONS:
From net investment income
Class T	(499,319)	(156,665)	(8,253)	(1,333)
Class T1	(2,902,791)	(203,336)	(41,044)	(15,585)

Total from net investment income	(3,402,110)	(360,001)	(49,297)	(16,918)

From capital gains
Class T	(279,472)		(17,502)
Class T1	(1,632,785)		(91,811)

Total from capital gains	(1,912,257)		(109,313)

Total distributions	(5,314,367)	(360,001)	(158,610)	(16,918)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	23,035,671	20,565,979	823,334	208,765
Class T1	257,390,755	28,429,518	4,524,607	2,437,865
Reinvestment of distributions
Class T	778,791	156,665	25,755	1,333
Class T1	4,535,576	203,336	132,855	15,585
Redemptions of shares
Class T	(6,579,652)	(715,048)	(115,811)	(50,000)
Class T1	(60,984,083)	(2,994,436)	(1,983,171)	(512,273)

Net increase in net assets resulting from share transactions	218,177,058	45,646,014	3,407,569	2,101,275

Total increase in net assets	237,827,437	46,203,005	3,686,308	2,181,350

NET ASSETS:
Beginning of period	46,203,005	0	2,181,350	0

End of period (1)	$284,030,442	$46,203,005	$5,867,658	$2,181,350

OTHER INFORMATION:

SHARES:
Sold
Class T	1,807,576	1,673,650	61,273	17,010
Class T1	20,141,485	2,342,441	337,880	200,034
Issued in reinvestment of distributions
Class T	59,114	12,625	1,893	106
Class T1	339,872	16,386	9,765	1,229
Redeemed
Class T	(519,352)	(58,112)	(8,894)	(3,990)
Class T1	(4,779,214)	(244,171)	(153,470)	(41,412)

Net increase	17,049,481	3,742,819	248,447	172,977

(1) Including undistributed net investment income	$11,576	$18,842	$178	$497

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2035 PORTFOLIO I		MAXIM LIFETIME 2035 PORTFOLIO II
	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$815,603	$77,317	$1,829,146	$214,407
Net realized gain on investments	596,975	17,528	1,638,526	79,557
Capital gain distributions received	206,827	6,292	503,162	16,855
Change in net unrealized appreciation on investments	5,301,592	88,541	15,368,070	404,313

Net increase in net assets resulting from operations	6,920,997	189,678	19,338,904	715,132

DISTRIBUTIONS:
From net investment income
Class T	(322,712)	(17,670)	(216,162)	(57,542)
Class T1	(493,383)	(55,808)	(1,612,611)	(150,922)

Total from net investment income	(816,095)	(73,478)	(1,828,773)	(208,464)

From capital gains
Class T	(191,624)		(165,301)
Class T1	(312,651)		(1,266,114)

Total from capital gains	(504,275)		(1,431,415)

Total distributions	(1,320,370)	(73,478)	(3,260,188)	(208,464)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	25,376,443	2,337,034	14,689,361	8,062,276
Class T1	43,366,083	7,602,906	169,550,993	23,056,008
Reinvestment of distributions
Class T	514,336	17,670	381,463	57,542
Class T1	806,034	55,808	2,878,725	150,922
Redemptions of shares
Class T	(3,282,133)	(82,026)	(3,240,115)	(146,505)
Class T1	(11,274,358)	(383,095)	(37,997,615)	(2,467,522)

Net increase in net assets resulting from share transactions	55,506,405	9,548,297	146,262,812	28,712,721

Total increase in net assets	61,107,032	9,664,497	162,341,528	29,219,389

NET ASSETS:
Beginning of period	9,664,497	0	29,219,389	0

End of period (1)	$70,771,529	$9,664,497	$191,560,917	$29,219,389

OTHER INFORMATION:

SHARES:
Sold
Class T	1,988,861	190,825	1,116,495	637,994
Class T1	3,365,898	615,373	12,899,095	1,856,591
Issued in reinvestment of distributions
Class T	37,511	1,408	27,392	4,496
Class T1	59,620	4,448	205,668	11,788
Redeemed
Class T	(255,996)	(6,555)	(247,255)	(11,574)
Class T1	(872,178)	(31,144)	(2,879,662)	(201,981)

Net increase	4,323,716	774,355	11,121,733	2,297,314

(1) Including undistributed net investment income	$3,347	$3,839	$6,316	$5,943

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2035 PORTFOLIO III		MAXIM LIFETIME 2045 PORTFOLIO I
	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$26,521	$9,538	$319,307	$33,940
Net realized gain on investments	75,104	7,997	251,696	10,555
Capital gain distributions received	7,565	684	80,105	2,682
Change in net unrealized appreciation on investments	240,961	29,448	2,586,719	37,096

Net increase in net assets resulting from operations	350,151	47,667	3,237,827	84,273

DISTRIBUTIONS:
From net investment income
Class T	(447)	(272)	(139,845)	(13,683)
Class T1	(4,652)	(9,132)	(179,639)	(18,825)

Total from net investment income	(5,099)	(9,404)	(319,484)	(32,508)

From capital gains
Class T	(6,754)		(87,515)
Class T1	(70,048)		(119,289)

Total from capital gains	(76,802)		(206,804)

Total distributions	(81,901)	(9,404)	(526,288)	(32,508)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	299,519	26,025	11,701,760	1,881,216
Class T1	2,759,596	1,217,110	16,859,060	2,889,025
Reinvestment of distributions
Class T	7,201	272	227,360	13,683
Class T1	74,700	9,132	298,928	18,825
Redemptions of shares
Class T	(80,941)	(93)	(1,972,654)	(28,515)
Class T1	(1,157,194)	(58,970)	(3,490,248)	(340,184)

Net increase in net assets resulting from share transactions	1,902,881	1,193,476	23,624,206	4,434,050

Total increase in net assets	2,171,131	1,231,739	26,335,745	4,485,815

NET ASSETS:
Beginning of period	1,231,739	0	4,485,815	0

End of period (1)	$3,402,870	$1,231,739	$30,821,560	$4,485,815

OTHER INFORMATION:
SHARES:
Sold
Class T	23,371	2,319	908,090	149,676
Class T1	205,576	97,520	1,286,931	231,852
Issued in reinvestment of distributions
Class T	514	22	16,245	1,075
Class T1	5,323	707	21,573	1,480
Redeemed
Class T	(5,973)	(7)	(148,928)	(2,269)
Class T1	(88,087)	(4,640)	(265,967)	(27,504)

Net increase	140,724	95,921	1,817,944	354,310

(1) Including undistributed net investment income	$21,556	$134	$1,255	$1,432

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2045 PORTFOLIO II		MAXIM LIFETIME 2045 PORTFOLIO III
	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$694,055	$103,686	$9,093	$2,041
Net realized gain on investments	526,988	32,387	17,515	2,351
Capital gain distributions received	182,848	7,353	2,466	130
Change in net unrealized appreciation on investments	6,570,104	92,106	87,089	11,751

Net increase in net assets resulting from operations	7,973,995	235,532	116,163	16,273

DISTRIBUTIONS:
From net investment income
Class T	(155,989)	(54,291)	(321)	(238)
Class T1	(537,901)	(47,133)	(784)	(1,776)

Total from net investment income	(693,890)	(101,424)	(1,105)	(2,014)

From capital gains
Class T	(108,904)		(5,065)
Class T1	(377,034)		(15,270)

Total from capital gains	(485,938)		(20,335)

Total distributions	(1,179,828)	(101,424)	(21,440)	(2,014)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	9,419,376	7,215,767	224,826	21,990
Class T1	58,519,394	7,097,433	816,476	224,470
Reinvestment of distributions
Class T	264,893	54,291	5,386	238
Class T1	914,935	47,133	16,054	1,776
Redemptions of shares
Class T	(2,073,519)	(81,053)	(17,344)
Class T1	(11,288,939)	(958,018)	(228,026)	(7,756)

Net increase in net assets resulting from share transactions	55,756,140	13,375,553	817,372	240,718

Total increase in net assets	62,550,307	13,509,661	912,095	254,977

NET ASSETS:
Beginning of period	13,509,661	0	254,977	0

End of period (1)	$76,059,968	$13,509,661	$1,167,072	$254,977

OTHER INFORMATION:

SHARES:
Sold
Class T	718,605	566,680	17,495	1,994
Class T1	4,414,356	561,838	60,763	18,248
Issued in reinvestment of distributions
Class T	18,804	4,210	384	19
Class T1	64,528	3,658	1,131	138
Redeemed
Class T	(156,739)	(6,363)	(1,286)	0
Class T1	(853,315)	(75,917)	(17,859)	(616)

Net increase	4,206,239	1,054,106	60,628	19,783

(1) Including undistributed net investment income	$2,427	$2,262	$8,015	$27

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2055 PORTFOLIO I		MAXIM LIFETIME 2055 PORTFOLIO II
	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$96,981	$12,874	$149,054	$11,681
Net realized gain on investments	131,201	7,374	142,973	3,846
Capital gain distributions received	22,678	815	36,219	734
Change in net unrealized appreciation on investments	806,327	37,594	1,331,199	19,210

Net increase in net assets resulting from operations	1,057,187	58,657	1,659,445	35,471

DISTRIBUTIONS:
From net investment income
Class T	(51,645)	(4,995)	(24,482)	(1,283)
Class T1	(45,541)	(7,264)	(124,256)	(10,139)

Total from net investment income	(97,186)	(12,259)	(148,738)	(11,422)

From capital gains
Class T	(58,906)		(17,917)
Class T1	(55,098)		(96,271)

Total from capital gains	(114,004)		(114,188)

Total distributions	(211,190)	(12,259)	(262,926)	(11,422)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	4,893,598	781,596	2,453,347	169,502
Class T1	3,896,200	1,108,593	13,647,596	1,319,285
Reinvestment of distributions
Class T	110,551	4,995	42,399	1,283
Class T1	100,639	7,264	220,527	10,139
Redemptions of shares
Class T	(1,458,070)	(68,913)	(347,485)	(9,679)
Class T1	(993,614)	(5,446)	(2,719,465)	(28,248)

Net increase in net assets resulting from share transactions	6,549,304	1,828,089	13,296,919	1,462,282

Total increase in net assets	7,395,301	1,874,487	14,693,438	1,486,331

NET ASSETS:
Beginning of period	1,874,487	0	1,486,331	0

End of period (1)	$9,269,788	$1,874,487	$16,179,769	$1,486,331

OTHER INFORMATION:

SHARES:
Sold
Class T	379,516	65,005	184,554	13,616
Class T1	295,990	87,408	1,027,333	104,243
Issued in reinvestment of distributions
Class T	7,889	391	2,956	100
Class T1	7,249	569	15,484	785
Redeemed
Class T	(109,265)	(5,497)	(25,938)	(766)
Class T1	(74,986)	(434)	(203,071)	(2,237)

Net increase	506,393	147,442	1,001,318	115,741

(1) Including undistributed net investment income	$410	$615	$575	$259

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM MAY 1, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM LIFETIME 2055 PORTFOLIO III
	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,505	$565
Net realized gain (loss) on investments	(18,127)	331
Capital gain distributions received	345	28
Change in net unrealized appreciation on investments	4,137	7,537

Net increase (decrease) in net assets resulting from operations	(12,140)	8,461

DISTRIBUTIONS:
From net investment income
Class T	(502)	(290)
Class T1	(1,004)	(268)

Total from net investment income	(1,506)	(558)

From capital gains
Class T	(1,502)
Class T1	(2,789)

Total from capital gains	(4,291)

Total distributions	(5,797)	(558)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	301,487	26,460
Class T1	74,333	23,555
Reinvestment of distributions
Class T	2,004	290
Class T1	3,793	268
Redemptions of shares
Class T	(240,991)
Class T1	(6,757)

Net increase in net assets resulting from share transactions	133,869	50,573

Total increase in net assets	115,932	58,476

NET ASSETS:
Beginning of period	58,476	0

End of period (1)	$174,408	$58,476

OTHER INFORMATION:
SHARES:
Sold
Class T	21,839	2,349
Class T1	5,530	2,135
Issued in reinvestment of distributions
Class T	143	23
Class T1	269	22
Redeemed
Class T	(19,591)
Class T1	(520)

Net increase	7,670	4,529

(1) Including undistributed net investment income	$6	$7

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$11.64	$10.00		$11.64		$10.00

Income from Investment Operations

Net investment income	0.27	0.21		0.27		0.19
Capital gain distributions received	0.04	0.01		0.04		0.01

Total distributions received	0.31	0.22		0.31		0.20

Net realized and unrealized gain on investments	0.91	1.61		0.91		1.63

Total income from Investment Operations	1.22	1.83		1.22		1.83

Less Distributions

From net investment income	(0.32)	(0.19)		(0.26)		(0.19)
From net realized gains	(0.10)			(0.10)

Total Distributions	(0.42)	(0.19)		(0.36)		(0.19)

Net Asset Value, End of Period	$12.44	$11.64		$12.50		$11.64

Total Return ±	10.68%	18.37%	^	10.63%	#	18.37%	^ #

Net Assets, End of Period ($000)	$25,585	$3,625		$58,747		$10,546

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.21%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	3.08%	7.65%	*	3.01%		8.02%	*
- After Reimbursement	3.08%	7.65%	*	3.01%	§	8.03%	* §

Portfolio Turnover Rate ~	48.26%	18.01%	^	48.26%		18.01%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$11.86	$10.00		$11.86		$10.00

Income from Investment Operations

Net investment income	0.25	0.18		0.23		0.19
Capital gain distributions received	0.04	0.01		0.04		0.01

Total distributions received	0.29	0.19		0.27		0.20

Net realized and unrealized gain on investments	1.07	1.85		1.08		1.84

Total income from Investment Operations	1.36	2.04		1.35		2.04

Less Distributions

From net investment income	(0.25)	(0.18)		(0.24)		(0.18)
From net realized gains	(0.09)			(0.09)

Total Distributions	(0.34)	(0.18)		(0.33)		(0.18)

Net Asset Value, End of Period	$12.88	$11.86		$12.88		$11.86

Total Return ±	11.59%	20.48%	^	11.50%	#	20.53%	^ #

Net Assets, End of Period ($000)	$25,210	$3,353		$199,406		$19,018

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.22%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	2.84%	7.61%	*	2.82%		7.17%	*
- After Reimbursement	2.84%	7.61%	*	2.82%	§	7.17%	* §

Portfolio Turnover Rate ~	37.16%	104.47%	^	37.16%		104.47%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$12.13	$10.00		$12.13		$10.00

Income from Investment Operations

Net investment income	0.19	0.20		0.21		0.17
Capital gain distributions received	0.04	0.01		0.04		0.01

Total distributions received	0.23	0.21		0.25		0.18

Net realized and unrealized gain on investments	1.27	2.09		1.23		2.12

Total income from Investment Operations	1.50	2.30		1.48		2.30

Less Distributions

From net investment income	(0.18)	(0.17)		(0.21)		(0.17)
From net realized gains	(0.21)			(0.21)

Total Distributions	(0.39)	(0.17)		(0.42)		(0.17)

Net Asset Value, End of Period	$13.24	$12.13		$13.19		$12.13

Total Return ±	12.55%	23.07%	^	12.38%	#	23.07%	^ #

Net Assets, End of Period ($000)	$204	$20		$4,499		$1,535

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.21%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	2.39%	3.14%	*	2.56%		5.57%	*
- After Reimbursement	2.39%	3.14%	*	2.56%	§	5.58%	* §

Portfolio Turnover Rate ~	63.72%	64.50%	^	63.72%		64.50%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009
Net Asset Value, Beginning of Period	$12.03	$10.00		$12.03		$10.00

Income from Investment Operations

Net investment income	0.24	0.19		0.24		0.17
Capital gain distributions received	0.04	0.01		0.04		0.01

Total distributions received	0.28	0.20		0.28		0.18

Net realized and unrealized gain on investments	1.18	2.00		1.15		2.02

Total income from Investment Operations	1.46	2.20		1.43		2.20

Less Distributions

From net investment income	(0.28)	(0.17)		(0.23)		(0.17)
From net realized gains	(0.10)			(0.10)

Total Distributions	(0.38)	(0.17)		(0.33)		(0.17)

Net Asset Value, End of Period	$13.11	$12.03		$13.13		$12.03

Total Return ±	12.26%	22.15%	^	12.03%	#	22.15%	^ #

Net Assets, End of Period ($000)	$40,346	$5,517		$64,989		$10,814

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.22%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	2.78%	5.49%	*	2.77%		6.37%	*
- After Reimbursement	2.78%	5.49%	*	2.77%	§	6.37%	* §

Portfolio Turnover Rate ~	41.98%	24.28%	^	41.98%		24.28%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$12.35	$10.00		$12.34		$10.00

Income from Investment Operations

Net investment income	0.21	0.16		0.20		0.15
Capital gain distributions received	0.04	0.01		0.04		0.01

Total distributions received	0.25	0.17		0.24		0.16

Net realized and unrealized gain on investments	1.36	2.33		1.37		2.33

Total income from Investment Operations	1.61	2.50		1.61		2.49

Less Distributions

From net investment income	(0.19)	(0.15)		(0.20)		(0.15)
From net realized gains	(0.09)			(0.09)

Total Distributions	(0.28)	(0.15)		(0.29)		(0.15)

Net Asset Value, End of Period	$13.68	$12.35		$13.66		$12.34

Total Return ±	13.23%	25.14%	^	13.26%	#	25.04%	^ #

Net Assets, End of Period ($000)	$40,717	$20,100		$243,313		$26,103

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.22%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	2.06%	12.62%	*	2.37%		6.02%	*
- After Reimbursement	2.06%	12.62%	*	2.37%	§	6.02%	* §

Portfolio Turnover Rate ~	33.29%	14.49%	^	33.29%		14.49%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009
Net Asset Value, Beginning of Period	$12.61	$10.00		$12.61		$10.00

Income from Investment Operations

Net investment income	0.16	0.15		0.15		0.14
Capital gain distributions received	0.04	0.01		0.03		0.01

Total distributions received	0.20	0.16		0.18		0.15

Net realized and unrealized gain on investments	1.58	2.59		1.58		2.60

Total income from Investment Operations	1.78	2.75		1.76		2.75

Less Distributions

From net investment income	(0.15)	(0.14)		(0.15)		(0.14)
From net realized gains	(0.30)			(0.30)

Total Distributions	(0.45)	(0.14)		(0.45)		(0.14)

Net Asset Value, End of Period	$13.94	$12.61		$13.92		$12.61

Total Return ±	14.32%	27.63%	^	14.14%	#	27.63%	^ #

Net Assets, End of Period ($000)	$939	$166		$4,928		$2,016

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.21%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	2.15%	5.71%	*	1.76%		4.85%	*
- After Reimbursement	2.15%	5.71%	*	1.76%	§	4.86%	* §

Portfolio Turnover Rate ~	84.29%	107.97%	^	84.29%		107.97%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$12.49	$10.00		$12.48		$10.00

Income from Investment Operations

Net investment income	0.19	0.17		0.19		0.15
Capital gain distributions received	0.04	0.01		0.04		0.01

Total distributions received	0.23	0.18		0.23		0.16

Net realized and unrealized gain on investments	1.48	2.46		1.46		2.47

Total income from Investment Operations	1.71	2.64		1.69		2.63

Less Distributions

From net investment income	(0.23)	(0.15)		(0.18)		(0.15)
From net realized gains	(0.10)			(0.10)

Total Distributions	(0.33)	(0.15)		(0.28)		(0.15)

Net Asset Value, End of Period	$13.87	$12.49		$13.89		$12.48

Total Return ±	13.80%	26.50%	^	13.69%	#	26.4%	^ #

Net Assets, End of Period ($000)	$27,133	$2,319		$43,639		$7,346

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.22%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	2.46%	6.44%	*	2.17%		5.77%	*
- After Reimbursement	2.46%	6.44%	*	2.17%	§	5.77%	* §

Portfolio Turnover Rate ~	44.01%	8.97%	^	44.01%		8.97%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

		Class T			Class T1
		Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009
Net Asset Value, Beginning of Period		$12.72	$10.00		$12.72		$10.00

Income from Investment Operations

Net investment income		0.17	0.10		0.16		0.10
Capital gain distributions received		0.04	0.01		0.04		0.01

Total distributions received		0.21	0.11		0.20		0.11

Net realized and unrealized gain on investments		1.62	2.71		1.62		2.71

Total income from
Investment Operations		1.83	2.82		1.82		2.82

Less Distributions

From net investment income		(0.16)	(0.10)		(0.16)		(0.10)
From net realized gains		(0.10)			(0.11)

Total Distributions		(0.26)	(0.10)		(0.27)		(0.10)

Net Asset Value, End of Period	$	14.29	$12.72		$14.27		$12.72

Total Return ±		14.60%	28.19%	^	14.41%	#	28.19%	^ #

Net Assets, End of Period ($000)	$	21,833	$8,028		$169,728		$21,191

Ratio of Expenses to Average Net Assets †
- Before Reimbursement		0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement		0.12%	0.12%	*	0.22%	§	0.22%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement		1.72%	11.71%	*	1.86%		5.20%	*
- After Reimbursement		1.72%	11.71%	*	1.86%	§	5.20%	* §

Portfolio Turnover Rate ~		36.44%	12.83%	^	36.44%		12.83%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$12.84	$10.00		$12.84		$10.00

Income from Investment Operations

Net investment income	0.14	0.14		0.12		0.13
Capital gain distributions received	0.04	0.01		0.03		0.01

Total distributions received	0.18	0.15		0.15		0.14

Net realized and unrealized gain on investments	1.75	2.82		1.76		2.83

Total income from
Investment Operations	1.93	2.97		1.91		2.97

Less Distributions

From net investment income	(0.04)	(0.13)		(0.03)		(0.13)
From net realized gains	(0.34)			(0.34)

Total Distributions	(0.38)	(0.13)		(0.37)		(0.13)

Net Asset Value, End of Period	$14.39	$12.84		$14.38		$12.84

Total Return ±	15.14%	29.81%	^	15.05%	#	29.81%	^ #

Net Assets, End of Period ($000)	$291	$30		$3,111		$1,202

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	1.67%	2.43%	*	1.42%		5.78%	*
- After Reimbursement	1.67%	2.43%	*	1.42%	§	5.78%	* §

Portfolio Turnover Rate ~	81.37%	26.97%	^	81.37%		26.97%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$12.67	$10.00		$12.66		$10.00

Income from Investment Operations

Net investment income	0.19	0.14		0.17		0.15
Capital gain distributions received	0.04	0.01		0.04		0.01

Total distributions received	0.23	0.15		0.21		0.16

Net realized and unrealized gain on investments	1.58	2.66		1.59		2.64

Total income from
Investment Operations	1.81	2.81		1.80		2.80

Less Distributions

From net investment income	(0.20)	(0.14)		(0.17)		(0.14)
From net realized gains	(0.10)			(0.10)

Total Distributions	(0.30)	(0.14)		(0.27)		(0.14)

Net Asset Value, End of Period	$14.18	$12.67		$14.19		$12.66

Total Return ±	14.37%	28.18%	^	14.28%	#	28.07%	^ #

Net Assets, End of Period ($000)	$13,104	$1,881		$17,717		$2,605

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.15%	8.89%	*	1.94%		5.51%	*
- After Reimbursement	2.15%	8.89%	*	1.94%	§	5.51%	* §

Portfolio Turnover Rate ~	40.57%	24.95%	^	40.57%		24.95%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009
Net Asset Value, Beginning of Period	$12.82	$10.00		$12.81		$10.00

Income from Investment Operations

Net investment income	0.16	0.13		0.15		0.13
Capital gain distributions received	0.03	0.01		0.03		0.01

Total distributions received	0.19	0.14		0.18		0.14

Net realized and unrealized gain on investments	1.72	2.81		1.71		2.80

Total income from
Investment Operations	1.91	2.95		1.89		2.94

Less Distributions

From net investment income	(0.15)	(0.13)		(0.15)		(0.13)
From net realized gains	(0.10)	0.00		(0.10)		0.00

Total Distributions	(0.25)	(0.13)		(0.25)		(0.13)

Net Asset Value, End of Period	$14.48	$12.82		$14.45		$12.81

Total Return ±	15.00%	29.61%	^	14.83%	#	29.51%	^ #

Net Assets, End of Period ($000)	$16,577	$7,238		$59,483		$6,272

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	1.51%	14.17%	*	1.81%		6.14%	*
- After Reimbursement	1.51%	14.17%	*	1.81%	§	6.14%	* §
Portfolio Turnover Rate ~	34.72%	22.29%	^	34.72%		22.29%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$12.89	$10.00		$12.89		$10.00

Income from Investment Operations

Net investment income	0.15	0.13		0.12		0.13

Capital gain distributions received	0.03	0.01		0.03		0.01

Total distributions received	0.18	0.14		0.15		0.14

Net realized and unrealized gain on investments	1.76	2.88		1.77		2.88

Total income from
Investment Operations	1.94	3.02		1.92		3.02

Less Distributions

From net investment income	(0.03)	(0.13)		(0.03)		(0.13)
From net realized gains	(0.27)			(0.27)

Total Distributions	(0.30)	(0.13)		(0.30)		(0.13)

Net Asset Value, End of Period	$14.53	$12.89		$14.51		$12.89

Total Return ±	15.22%	30.28%	^	15.05%	#	30.28%	^ #

Net Assets, End of Period ($000)	$270	$26		$897		$229

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.19%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	1.56%	2.38%	*	1.59%		4.64%	*
- After Reimbursement	1.56%	2.38%	*	1.59%	§	4.66%	* §

Portfolio Turnover Rate ~	69.11%	15.17%	^	69.11%		15.17%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$12.71	$10.00		$12.71		$10.00

Income from Investment Operations

Net investment income	0.17	0.16		0.17		0.12
Capital gain distributions received	0.03	0.01		0.03		0.01

Total distributions received	0.20	0.17		0.20		0.13

Net realized and unrealized gain on investments	1.64	2.67		1.62		2.71

Total income from
Investment Operations	1.84	2.84		1.82		2.84

Less Distributions

From net investment income	(0.20)	(0.13)		(0.16)		(0.13)
From net realized gains	(0.18)			(0.18)

Total Distributions	(0.38)	(0.13)		(0.34)		(0.13)

Net Asset Value, End of Period	$14.17	$12.71		$14.19		$12.71

Total Return ±	14.57%	28.44%	^	14.44%	#	28.44%	^ #

Net Assets, End of Period ($000)	$4,790	$762		$4,480		$1,113

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.02%	3.91%	*	1.74%		9.09%	*
- After Reimbursement	2.02%	3.91%	*	1.74%	§	9.11%	* §

Portfolio Turnover Rate ~	59.36%	20.38%	^	59.36%		20.38%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$12.86	$10.00		$12.84		$10.00

Income from Investment Operations

Net investment income	0.16	0.13		0.15		0.13
Capital gain distributions received	0.03	0.01		0.03		0.01

Total distributions received	0.19	0.14		0.18		0.14

Net realized and unrealized gain on investments	1.72	2.85		1.71		2.83

Total income from

Investment Operations	1.91	2.99		1.89		2.97

Less Distributions

From net investment income	(0.17)	(0.13)		(0.15)		(0.13)
From net realized gains	(0.10)			(0.10)

Total Distributions	(0.27)	(0.13)		(0.25)		(0.13)

Net Asset Value, End of Period	$14.50	$12.86		$14.48		$12.84

Total Return ±	14.96%	30.01%	^	14.81%	#	29.81%	^ #

Net Assets, End of Period ($000)	$2,531	$167		$13,649		$1,320

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.21%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.01%	5.27%	*	1.89%		6.36%	*
- After Reimbursement	2.01%	5.27%	*	1.89%	§	6.36%	* §

Portfolio Turnover Rate ~	50.32%	6.32%	^	50.32%		6.32%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class T			Class T1
	Year Ended December 31, 2010	Period from May 1, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from May 1, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$12.91	$10.00		$12.91		$10.00

Income from Investment Operations

Net investment income	0.16	0.14		0.14		0.14
Capital gain distributions received	0.03	0.01		0.03		0.01

Total distributions received	0.19	0.15		0.17		0.15

Net realized and unrealized gain on investments	1.74	2.90		1.76		2.90

Total income from
Investment Operations	1.93	3.05		1.93		3.05

Less Distributions

From net investment income	(0.14)	(0.14)		(0.15)		(0.14)
From net realized gains	(0.40)			(0.40)

Total Distributions	(0.54)	(0.14)		(0.55)		(0.14)

Net Asset Value, End of Period	$14.30	$12.91		$14.29		$12.91

Total Return ±	15.04%	30.55%	^	15.05%	#	30.55%	^ #

Net Assets, End of Period ($000)	$68	$31		$106		$28

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.19%	§	0.13%	* §

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	0.81%	2.76%	*	1.52%		2.29%	*
- After Reimbursement	0.81%	2.76%	*	1.55%	§	2.37%	* §

Portfolio Turnover Rate ~	223.54%	7.23%	^	223.54%		7.23%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission (the SEC) on December 31, 2010, but were not yet capitalized. Interests in the Maxim Lifetime 2015 I, the Maxim Lifetime 2015 II, the Maxim Lifetime 2015 III, the Maxim Lifetime 2025 I, the Maxim Lifetime 2025 II, the Maxim Lifetime 2025 III, the Maxim Lifetime 2035 I, the Maxim Lifetime 2035 II, the Maxim Lifetime 2035 III, the Maxim Lifetime 2045 I, the Maxim Lifetime 2045 II, the Maxim Lifetime 2045 III, the Maxim Lifetime 2055 I, the Maxim Lifetime 2055 II, and the Maxim Lifetime 2055 III Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of the Portfolio. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series. After the transition year, noted in the name of the Portfolio, the investment objective is to seek income and secondarily, capital growth. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

Each of the Portfolios offer two share classes, referred to as Class T and Class T1 shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class T shares are not subject to any distribution fees, while Class T1 shares of each Portfolio are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class T1 shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on December, 31, 2010. This class of the Portfolios was capitalized on January 31, 2011.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of each Portfolio by the number of issued and outstanding shares of each class/fund on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, all investments of the Portfolios were in mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolios ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold is determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

The Portfolios comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distribute substantially all of their taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolios do not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2009.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of Great-West Life & Annuity (GWL&A). As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class T1 shares and for providing or arranging for the provision of services to Class T1 shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares. GWFS Equities, Inc. has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 shares purchased by MCM in consideration for MCM providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

Each of the Portfolios may invest in various funds affiliated with MCM & GWL&A.

Below is a summary of the transactions for each underlying investment during the year ended December 31, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2015 Portfolio I

Maxim Bond Index Portfolio	872,241	$1,904,759	$11,923,419	$2,007,590	$42,957	$285,952	$11,592,086
Maxim Federated Bond Portfolio	1,101,132	1,911,188	11,709,568	1,984,656	52,338	281,338	11,605,930
Maxim Global Bond Portfolio	294,756	563,531	3,125,090	870,632	45,542	53,498	2,870,923
Maxim Index 600 Portfolio	196,740	356,218	1,823,626	620,382	81,175	10,032	1,798,204
Maxim Invesco ADR Portfolio	195,874	454,004	2,502,003	662,604	(23,722)	40,046	2,483,685
Maxim Janus Large Cap Growth Portfolio	141,764	259,941	1,755,705	462,692	10,342	969	1,654,390
Maxim Loomis Sayles Small-Cap Value Portfolio	24,782	103,779	535,083	205,985	17,490	1,876	506,553
Maxim MFS International Growth Portfolio	181,010	329,476	1,981,809	505,241	11,996	17,693	1,996,538
Maxim Money Market Portfolio	2,510,416	407,158	2,569,972	466,714	-	-	2,510,416
Maxim Putnam High Yield Bond Portfolio	368,320	482,118	2,935,062	534,261	15,097	149,684	2,950,246
Maxim S&P 500® Index Portfolio	647,104	1,230,183	7,235,207	1,786,298	98,575	85,627	7,383,452
Maxim Short Duration Bond Portfolio	203,382	323,878	2,211,244	424,355	12,956	52,857	2,094,830
Maxim T. Rowe Price Equity/Income Portfolio	139,181	357,152	1,971,137	479,320	27,190	27,688	2,036,221
Maxim T. Rowe Price MidCap Growth Portfolio	59,509	220,127	1,173,507	412,004	52,031	-	1,089,607

TOTAL					$443,967	$1,007,260	$52,573,081

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2015 Portfolio II

Maxim Bond Index Portfolio	1,910,229	$2,448,881	$26,038,953	$2,638,028	$46,311	$591,963	$25,386,941
Maxim Federated Bond Portfolio	2,411,505	2,457,387	25,589,234	2,578,473	54,198	582,976	25,417,261
Maxim Global Bond Portfolio	646,236	719,980	6,521,769	1,084,749	46,717	112,204	6,294,342
Maxim Index 600 Portfolio	669,747	708,309	6,014,180	1,367,699	192,985	32,887	6,121,490
Maxim Invesco ADR Portfolio	655,973	909,834	8,154,070	1,284,856	(77,977)	130,253	8,317,736
Maxim Janus Large Cap Growth Portfolio	473,113	525,106	5,626,545	912,862	12,429	9,991	5,521,223
Maxim Loomis Sayles Small-Cap Value Portfolio	82,431	208,605	1,763,365	507,187	49,766	6,067	1,684,888
Maxim MFS International Growth Portfolio	614,983	655,661	6,585,191	1,053,738	4,384	58,475	6,783,259
Maxim Money Market Portfolio	5,793,872	512,704	6,135,347	854,179	-	-	5,793,872
Maxim Putnam High Yield Bond Portfolio	798,427	626,447	6,273,514	627,571	11,229	312,335	6,395,398
Maxim S&P 500® Index Portfolio	2,167,243	2,465,012	23,969,916	3,817,397	198,797	277,139	24,728,248
Maxim Short Duration Bond Portfolio	444,101	410,763	4,818,250	623,558	17,967	108,783	4,574,239
Maxim T. Rowe Price Equity/Income Portfolio	466,060	712,590	6,596,101	1,050,727	60,520	89,495	6,818,464
Maxim T. Rowe Price MidCap Growth Portfolio	201,041	448,115	3,951,040	1,046,759	138,805	-	3,681,070

TOTAL					$756,131	$2,312,568	$137,518,431

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2015 Portfolio III
Maxim Bond Index Portfolio	30,121	$126,183	$370,363	$88,436	$2,981	$8,264	$400,303
Maxim Federated Bond Portfolio	38,020	126,622	363,414	87,363	3,301	8,140	400,734
Maxim Global Bond Portfolio	10,141	37,509	91,249	30,653	2,118	1,634	98,777
Maxim Index 600 Portfolio	17,330	60,879	139,176	52,070	8,850	832	158,397
Maxim Invesco ADR Portfolio	17,111	78,276	195,230	64,638	(1,590)	3,220	216,971
Maxim Janus Large Cap Growth Portfolio	12,344	45,386	132,828	35,983	1,285	78	144,056
Maxim Loomis Sayles Small-Cap Value Portfolio	1,771	17,603	37,080	20,838	1,962	143	36,209
Maxim MFS International Growth Portfolio	15,870	56,551	152,426	42,078	1,100	1,435	175,049
Maxim Money Market Portfolio	97,873	26,474	98,633	27,234	-	-	97,873
Maxim Putnam High Yield Bond Portfolio	12,603	31,822	90,444	22,104	729	4,484	100,949
Maxim S&P 500® Index Portfolio	56,424	212,978	545,799	147,791	9,990	6,728	643,797
Maxim Short Duration Bond Portfolio	7,027	21,581	68,848	17,453	636	1,524	72,381
Maxim T. Rowe Price Equity/Income Portfolio	12,172	61,223	150,416	43,557	3,042	2,174	178,074
Maxim T. Rowe Price MidCap Growth Portfolio	5,228	38,897	90,056	36,118	5,800	-	95,720

TOTAL					$40,204	$38,656	$2,819,290

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2025 Portfolio I

Maxim Bond Index Portfolio	930,328	$1,803,399	$2,694	$1,504,001	$34,725	$289,162	$12,364,060
Maxim Federated Bond Portfolio	1,174,472	1,809,417	2,078	1,486,080	42,083	282,969	12,378,936
Maxim Global Bond Portfolio	351,441	605,621	1,819	662,775	35,920	61,354	3,423,035
Maxim Index 600 Portfolio	382,366	663,909	1,494	1,091,948	131,582	19,244	3,494,825
Maxim Invesco ADR Portfolio	383,356	820,467	2,289	875,592	(39,582)	78,278	4,860,959
Maxim Janus Large Cap Growth Portfolio	228,888	395,957	2,130	492,220	6,256	1,564	2,671,119
Maxim Loomis Sayles Small-Cap Value Portfolio	47,914	186,450	3,303	317,807	27,475	3,543	979,353
Maxim MFS International Growth Portfolio	355,494	607,979	1,930	636,629	14,798	34,733	3,921,101
Maxim Money Market Portfolio	1,461,354	183,804	194	281,213	-	-	1,461,354
Maxim Putnam High Yield Bond Portfolio	387,225	456,768	1,522	379,743	9,919	150,333	3,101,674
Maxim S&P 500® Index Portfolio	1,047,032	1,838,217	1,969	1,905,144	123,623	135,144	11,946,637
Maxim Short Duration Bond Portfolio	111,626	152,299	2,048	186,964	6,685	27,178	1,149,753
Maxim T. Rowe Price Equity/Income Portfolio	225,688	522,973	2,551	525,621	37,818	43,516	3,301,814
Maxim T. Rowe Price MidCap Growth Portfolio	97,070	343,138	3,046	588,120	73,328	-	1,777,347

TOTAL					$504,630	$1,127,018	$66,831,967

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2025 Portfolio II

Maxim Bond Index Portfolio	1,689,046	$3,312,254	$21,942,079	$2,384,924	$53,786	$518,157	$22,447,428
Maxim Federated Bond Portfolio	2,132,300	3,323,595	21,547,073	2,346,575	62,222	509,516	22,474,445
Maxim Global Bond Portfolio	626,439	1,112,839	5,671,512	831,491	37,775	109,093	6,101,513
Maxim Index 600 Portfolio	1,307,156	2,339,919	10,476,842	2,442,466	311,344	67,840	11,947,409
Maxim Invesco ADR Portfolio	1,304,875	2,904,671	14,409,686	1,798,628	(105,875)	259,763	16,545,820
Maxim Janus Large Cap Growth Portfolio	781,088	1,416,171	8,281,855	1,036,739	16,232	5,207	9,115,291
Maxim Loomis Sayles Small-Cap Value Portfolio	162,443	670,253	3,015,382	834,971	62,737	13,450	3,320,333
Maxim MFS International Growth Portfolio	1,216,467	2,165,663	11,524,489	1,421,925	19,458	115,977	13,417,632
Maxim Money Market Portfolio	2,250,375	363,007	2,054,278	166,910	-	-	2,250,375
Maxim Putnam High Yield Bond Portfolio	707,323	834,318	5,326,659	608,964	10,943	271,354	5,665,657
Maxim S&P 500® Index Portfolio	3,556,372	6,526,723	34,258,831	3,780,855	230,323	457,618	40,578,204
Maxim Short Duration Bond Portfolio	205,100	274,603	2,182,688	327,433	10,931	48,941	2,112,526
Maxim T. Rowe Price Equity/Income Portfolio	763,836	1,862,932	9,439,472	1,083,887	79,596	147,134	11,174,925
Maxim T. Rowe Price MidCap Growth Portfolio	330,729	1,205,143	5,672,106	1,430,154	166,869	-	6,055,648

TOTAL					$956,341	$2,524,050	$173,207,206

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2025 Portfolio III

Maxim Bond Index Portfolio	19,999	$86,032	$274,154	$90,287	$1,912	$5,376	$265,786
Maxim Federated Bond Portfolio	25,238	86,348	270,021	89,506	2,358	5,285	266,004
Maxim Global Bond Portfolio	7,525	29,494	69,417	26,497	1,314	1,132	73,296
Maxim Index 600 Portfolio	31,738	130,168	273,067	131,707	17,890	1,395	290,084
Maxim Invesco ADR Portfolio	31,617	160,319	375,754	152,270	(4,640)	5,529	400,899
Maxim Janus Large Cap Growth Portfolio	18,978	78,170	212,759	73,509	1,503	111	221,471
Maxim Loomis Sayles Small-Cap Value Portfolio	3,923	37,097	76,568	39,515	3,771	259	80,178
Maxim MFS International Growth Portfolio	29,657	119,739	299,571	110,406	590	2,485	327,120
Maxim Money Market Portfolio	23,232	6,926	24,737	8,431	-	-	23,232
Maxim Putnam High Yield Bond Portfolio	8,404	21,717	67,418	22,639	457	2,770	67,316
Maxim S&P 500® Index Portfolio	86,710	360,855	887,263	310,325	16,273	9,740	989,359
Maxim Short Duration Bond Portfolio	2,545	7,543	28,377	9,499	258	530	26,212
Maxim T. Rowe Price Equity/Income Portfolio	18,694	102,763	242,254	86,138	5,273	3,139	273,494
Maxim T. Rowe Price MidCap Growth Portfolio	8,106	66,451	142,736	66,876	8,238	-	148,428

TOTAL					$55,197	$37,751	$3,452,879

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2035 Portfolio I

Maxim Bond Index Portfolio	388,769	$635,373	$5,375,344	$732,354	$19,562	$116,981	$5,166,735
Maxim Federated Bond Portfolio	490,805	637,442	5,287,535	731,277	21,049	114,223	5,173,080
Maxim Global Bond Portfolio	159,598	236,567	1,579,348	294,914	13,502	27,306	1,554,480
Maxim Index 600 Portfolio	382,917	585,365	3,525,073	1,080,135	110,949	19,848	3,499,859
Maxim Invesco ADR Portfolio	387,154	708,690	4,593,534	742,439	(37,889)	78,773	4,909,114
Maxim Janus Large Cap Growth Portfolio	192,677	293,101	2,160,742	338,836	161	1,313	2,248,537
Maxim Loomis Sayles Small-Cap Value Portfolio	47,367	164,110	988,189	325,589	22,009	3,885	968,176
Maxim MFS International Growth Portfolio	360,934	548,851	3,637,935	567,873	4,105	35,162	3,981,106
Maxim Money Market Portfolio	140,064	20,177	140,696	20,808	-	-	140,064
Maxim Putnam High Yield Bond Portfolio	162,903	158,012	1,317,119	197,614	4,125	60,800	1,304,849
Maxim S&P 500® Index Portfolio	878,758	1,325,868	9,151,223	1,400,093	65,770	111,521	10,026,634
Maxim Short Duration Bond Portfolio	17,021	14,356	213,563	50,132	1,510	3,731	175,314
Maxim T. Rowe Price Equity/Income Portfolio	189,239	371,197	2,532,514	388,582	22,559	35,741	2,768,572
Maxim T. Rowe Price MidCap Growth Portfolio	82,351	250,811	1,560,013	451,915	51,467	-	1,507,840

TOTAL					$298,879	$609,284	$43,424,360

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2035 Portfolio II

Maxim Bond Index Portfolio	551,070	$980,470	$7,448,905	$957,713	$24,477	$167,920	$7,323,714
Maxim Federated Bond Portfolio	695,701	983,817	7,317,884	943,441	26,847	164,777	7,332,693
Maxim Global Bond Portfolio	225,756	365,839	2,026,469	246,978	11,346	38,909	2,198,866
Maxim Index 600 Portfolio	1,191,358	2,003,395	9,708,828	2,247,482	278,619	59,550	10,889,015
Maxim Invesco ADR Portfolio	1,208,065	2,454,451	13,224,644	1,256,703	(65,072)	242,237	15,318,262
Maxim Janus Large Cap Growth Portfolio	597,969	1,011,095	6,394,710	767,278	15,698	4,016	6,978,293
Maxim Loomis Sayles Small-Cap Value Portfolio	147,756	563,110	2,729,330	697,830	55,785	10,916	3,020,124
Maxim MFS International Growth Portfolio	1,124,860	1,896,161	10,690,053	1,209,645	24,443	108,026	12,407,210
Maxim Money Market Portfolio	568,545	31,905	738,731	202,091	-	-	568,545
Maxim Putnam High Yield Bond Portfolio	226,366	247,296	1,750,547	219,820	4,337	86,219	1,813,194
Maxim S&P 500® Index Portfolio	2,737,899	4,583,950	27,079,926	3,143,260	193,997	349,814	31,239,428
Maxim Short Duration Bond Portfolio	36,848	28,888	468,075	111,884	3,256	7,896	379,530
Maxim T. Rowe Price Equity/Income Portfolio	590,851	1,288,890	7,537,417	910,087	67,700	112,405	8,644,148
Maxim T. Rowe Price MidCap Growth Portfolio	253,929	859,781	4,345,495	1,018,686	126,093	-	4,649,438

TOTAL					$767,526	$1,352,685	$112,762,460

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2035 Portfolio III

Maxim Bond Index Portfolio	4,964	$20,613	$69,140	$22,723	$553	$1,525	$65,977
Maxim Federated Bond Portfolio	6,265	20,689	68,117	22,619	668	1,510	66,038
Maxim Global Bond Portfolio	2,093	8,006	21,054	8,955	549	357	20,384
Maxim Index 600 Portfolio	22,809	90,037	201,429	100,413	14,797	1,100	208,470
Maxim Invesco ADR Portfolio	23,078	109,708	277,988	114,373	(3,805)	4,127	292,631
Maxim Janus Large Cap Growth Portfolio	11,432	45,305	133,403	49,634	1,216	68	133,406
Maxim Loomis Sayles Small-Cap Value Portfolio	2,822	25,220	55,766	29,020	3,048	205	57,672
Maxim Money Market Portfolio	-	1,220	208,491	4,462	-	-	-
Maxim MFS International Growth Portfolio	21,523	84,848	208,491	74,494	1,558	1,838	237,395
Maxim Putnam High Yield Bond Portfolio	2,117	5,632	17,368	6,315	158	824	16,957
Maxim S&P 500® Index Portfolio	52,336	205,274	561,869	212,155	10,057	6,480	597,157
Maxim Short Duration Bond Portfolio	-	1,215	3,260	4,487	40	35	-
Maxim T. Rowe Price Equity/Income Portfolio	11,303	57,569	155,444	59,394	3,238	2,082	165,356
Maxim T. Rowe Price MidCap Growth Portfolio	4,881	38,692	88,159	43,115	5,908	-	89,378

TOTAL					$37,985	$20,151	$1,950,821

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2045 Portfolio I

Maxim Bond Index Portfolio	118,546	$210,755	$1,579,633	$183,309	$4,355	$35,443	$1,575,479
Maxim Federated Bond Portfolio	149,662	211,386	1,552,931	183,113	4,850	34,541	1,577,435
Maxim Global Bond Portfolio	55,250	92,258	560,103	125,287	5,889	9,283	538,139
Maxim Index 600 Portfolio	196,645	318,104	1,695,400	470,065	44,684	9,938	1,797,339
Maxim Invesco ADR Portfolio	205,365	387,891	2,301,430	257,283	(8,269)	41,639	2,604,033
Maxim Janus Large Cap Growth Portfolio	85,164	137,387	925,535	125,698	1,981	578	993,861
Maxim Loomis Sayles Small-Cap Value Portfolio	24,376	88,056	468,119	134,167	8,295	1,942	498,237
Maxim MFS International Growth Portfolio	192,126	309,175	1,868,194	243,789	6,002	18,645	2,119,145
Maxim Putnam High Yield Bond Portfolio	49,818	53,660	382,176	46,495	712	18,152	399,045
Maxim S&P 500® Index Portfolio	392,129	608,418	4,005,987	567,956	28,219	48,006	4,474,193
Maxim T. Rowe Price Equity/Income Portfolio	83,835	167,737	1,112,381	167,041	9,445	15,250	1,226,510
Maxim T. Rowe Price MidCap Growth Portfolio	35,838	116,653	645,507	175,444	18,204	-	656,201

TOTAL					$124,367	$233,417	$18,459,617

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2045 Portfolio II

Maxim Bond Index Portfolio	153,332	$332,504	$1,946,254	$205,626	$3,808	$48,172	$2,037,788
Maxim Federated Bond Portfolio	193,577	333,706	1,909,245	201,173	4,327	47,467	2,040,297
Maxim Global Bond Portfolio	70,099	148,581	683,856	164,910	6,544	12,696	682,769
Maxim Index 600 Portfolio	530,371	1,047,670	4,158,182	998,425	123,010	27,809	4,847,587
Maxim Invesco ADR Portfolio	555,127	1,270,905	5,819,777	462,462	(29,791)	111,524	7,039,010
Maxim Janus Large Cap Growth Portfolio	230,795	449,363	2,377,872	265,159	1,754	1,553	2,693,383
Maxim Loomis Sayles Small-Cap Value Portfolio	66,074	289,914	1,144,376	275,486	23,578	5,470	1,350,543
Maxim MFS International Growth Portfolio	518,958	1,018,496	4,678,478	454,233	(4,318)	49,935	5,724,108
Maxim Putnam High Yield Bond Portfolio	61,452	80,564	448,775	47,586	430	23,942	492,231
Maxim S&P 500® Index Portfolio	1,053,096	1,997,457	10,084,454	1,141,536	44,723	134,736	12,015,825
Maxim T. Rowe Price Equity/Income Portfolio	226,616	548,291	2,837,414	359,526	19,294	42,939	3,315,389
Maxim T. Rowe Price MidCap Growth Portfolio	98,693	382,400	1,579,673	343,185	42,689	-	1,807,077

TOTAL					$236,048	$506,243	$44,046,007

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2045 Portfolio III

Maxim Bond Index Portfolio	1,396	$3,764	$19,998	$4,841	$128	$402	$18,549
Maxim Federated Bond Portfolio	1,762	3,777	19,696	4,805	144	395	18,568
Maxim Global Bond Portfolio	658	1,657	7,151	2,474	126	106	6,404
Maxim Index 600 Portfolio	8,514	20,535	79,561	30,168	3,513	390	77,820
Maxim Invesco ADR Portfolio	8,843	24,882	107,861	27,038	(918)	1,633	112,134
Maxim Janus Large Cap Growth Portfolio	3,671	8,810	43,287	11,000	160	23	42,839
Maxim Loomis Sayles Small-Cap Value Portfolio	1,053	5,675	21,752	8,367	718	71	21,523
Maxim MFS International Growth Portfolio	8,228	19,855	86,928	22,754	201	728	90,759
Maxim Putnam High Yield Bond Portfolio	580	887	4,987	1,289	43	199	4,650
Maxim S&P 500® Index Portfolio	16,669	39,053	184,572	47,828	2,192	1,930	190,188
Maxim T. Rowe Price Equity/Income Portfolio	3,612	10,774	52,046	13,831	815	619	52,844
Maxim T. Rowe Price MidCap Growth Portfolio	1,547	7,495	29,911	11,133	1,324	-	28,321

TOTAL					$8,446	$6,496	$664,599

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2055 Portfolio I

Maxim Bond Index Portfolio	31,490	$77,847	$435,878	$86,876	$2,401	$9,868	$418,500
Maxim Federated Bond Portfolio	39,755	78,082	428,847	86,950	2,650	9,645	419,017
Maxim Global Bond Portfolio	17,560	42,274	207,015	81,337	3,457	2,995	171,038
Maxim Index 600 Portfolio	63,619	143,280	619,005	260,719	23,071	3,218	581,481
Maxim Invesco ADR Portfolio	68,395	177,028	784,461	156,649	(2,665)	13,794	867,247
Maxim Janus Large Cap Growth Portfolio	24,028	52,773	275,150	64,457	1,298	162	280,403
Maxim Loomis Sayles Small-Cap Value Portfolio	9,046	39,443	163,415	46,608	5,153	702	184,898
Maxim MFS International Growth Portfolio	64,084	144,193	631,768	134,611	3,311	6,177	706,847
Maxim Putnam High Yield Bond Portfolio	13,249	19,607	106,483	22,845	648	4,843	106,127
Maxim S&P 500® Index Portfolio	108,083	231,674	1,163,189	280,516	16,278	13,230	1,233,227
Maxim T. Rowe Price Equity/Income Portfolio	23,615	63,745	335,730	85,735	5,503	4,272	345,483
Maxim T. Rowe Price MidCap Growth Portfolio	10,272	45,035	200,168	75,830	8,863	-	188,078

TOTAL					$69,968	$68,906	$5,502,346

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2055 Portfolio II

Maxim Bond Index Portfolio	28,984	$32,969	$413,042	$52,467	$941	$8,819	$385,197
Maxim Federated Bond Portfolio	36,591	33,080	406,448	51,949	1,126	8,657	385,673
Maxim Global Bond Portfolio	16,564	17,844	184,693	43,394	1,594	2,983	161,330
Maxim Index 600 Portfolio	120,634	123,262	1,135,295	284,001	29,378	6,096	1,102,598
Maxim Invesco ADR Portfolio	129,682	151,545	1,574,231	189,086	(7,007)	26,081	1,644,366
Maxim Janus Large Cap Growth Portfolio	45,369	45,416	537,754	78,040	1,497	306	529,458
Maxim Loomis Sayles Small-Cap Value Portfolio	17,124	33,630	330,157	59,886	7,705	1,227	350,014
Maxim MFS International Growth Portfolio	120,668	123,958	1,257,041	166,283	(110)	11,624	1,330,973
Maxim Putnam High Yield Bond Portfolio	12,063	8,130	100,972	13,792	384	4,691	96,624
Maxim S&P 500® Index Portfolio	205,732	199,840	2,315,377	360,460	18,694	26,280	2,347,401
Maxim T. Rowe Price Equity/Income Portfolio	44,539	54,433	655,053	109,299	6,384	8,397	651,608
Maxim T. Rowe Price MidCap Growth Portfolio	19,240	38,335	365,200	82,105	9,793	-	352,280

TOTAL					$70,379	$105,161	$9,337,522

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Maxim Lifetime 2055 Portfolio III

Maxim Bond Index Portfolio	195	$805	$5,951	$4,113	$82	$66	$2,598
Maxim Federated Bond Portfolio	247	808	5,908	4,091	49	66	2,601
Maxim Global Bond Portfolio	107	438	2,993	2,375	(55)	20	1,044
Maxim Index 600 Portfolio	1,331	4,999	32,224	25,513	(545)	67	12,165
Maxim Invesco ADR Portfolio	1,439	6,164	42,145	30,196	(4,142)	263	18,244
Maxim Janus Large Cap Growth Portfolio	504	1,838	13,042	8,889	(588)	3	5,885
Maxim Loomis Sayles Small-Cap Value Portfolio	189	1,371	8,769	6,487	(199)	14	3,859
Maxim MFS International Growth Portfolio	1,348	5,015	33,870	24,260	(2,521)	118	14,870
Maxim Putnam High Yield Bond Portfolio	87	203	1,527	1,026	(4)	34	695
Maxim S&P 500® Index Portfolio	2,316	8,104	57,209	39,433	(2,133)	292	26,428
Maxim T. Rowe Price Equity/Income Portfolio	496	2,226	15,771	10,846	(545)	93	7,251
Maxim T. Rowe Price MidCap Growth Portfolio	212	1,572	10,262	7,998	(112)	-	3,887

TOTAL					$(10,713)	$1,036	$99,527

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Lifetime 2015 Portfolio I	$88,480,781	$22,458,905
Lifetime 2015 Portfolio II	232,754,012	42,227,758
Lifetime 2015 Portfolio III	4,289,949	1,357,643
Lifetime 2025 Portfolio I	105,233,114	22,986,455
Lifetime 2025 Portfolio II	265,850,188	48,732,860
Lifetime 2025 Portfolio III	5,664,277	2,352,037
Lifetime 2035 Portfolio I	70,943,920	15,735,137
Lifetime 2035 Portfolio II	181,281,391	35,931,314
Lifetime 2035 Portfolio III	3,365,413	1,510,195
Lifetime 2045 Portfolio I	29,843,573	6,346,059
Lifetime 2045 Portfolio II	69,308,026	13,855,157
Lifetime 2045 Portfolio III	1,208,404	400,839
Lifetime 2055 Portfolio I	9,490,200	3,032,331
Lifetime 2055 Portfolio II	17,122,252	3,901,453
Lifetime 2055 Portfolio III	411,338	281,406

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2010 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)
Lifetime 2015 Portfolio I	$81,105,081	$3,621,058	$(401,636)	$3,219,422
Lifetime 2015 Portfolio II	214,651,807	10,702,211	(747,132)	9,955,079
Lifetime 2015 Portfolio III	4,535,025	186,529	(17,924)	168,605
Lifetime 2025 Portfolio I	99,531,392	6,160,334	(364,070)	5,796,264
Lifetime 2025 Portfolio II	265,175,812	19,490,254	(635,624)	18,854,630
Lifetime 2025 Portfolio III	5,548,846	326,831	(7,852)	318,979
Lifetime 2035 Portfolio I	65,483,601	5,444,023	(156,424)	5,287,599
Lifetime 2035 Portfolio II	175,960,611	15,827,502	(211,490)	15,616,012
Lifetime 2035 Portfolio III	3,139,714	265,278	(1,825)	263,453
Lifetime 2045 Portfolio I	28,221,365	2,640,772	(40,577)	2,600,195
Lifetime 2045 Portfolio II	69,470,591	6,636,003	(46,626)	6,589,377
Lifetime 2045 Portfolio III	1,071,829	95,906	(560)	95,346
Lifetime 2055 Portfolio I	8,434,708	845,846	(10,766)	835,080
Lifetime 2055 Portfolio II	14,854,351	1,338,206	(11,163)	1,327,043
Lifetime 2055 Portfolio III	185,674	1,501	(12,753)	(11,252)

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were as follows:

Lifetime 2015 Portfolio I	2010	2009

Distributions paid from:
Ordinary income	$2,091,394	$129,666
Long-term capital gain	17,953	-

	$2,109,347	$129,666

Lifetime 2015 Portfolio II	2010	2009

Distributions paid from:
Ordinary income	$4,562,893	$205,854
Long-term capital gain	25,299	-

	$4,588,192	$205,854

Lifetime 2015 Portfolio III	2010	2009

Distributions paid from:
Ordinary income	$105,149	$13,456
Long-term capital gain	1,330	-

	$106,479	$13,456

Lifetime 2025 Portfolio I	2010	2009

Distributions paid from:
Ordinary income	$2,285,091	$137,785
Long-term capital gain	17,758	-

	$2,302,849	$137,785

Lifetime 2025 Portfolio II	2010	2009

Distributions paid from:
Ordinary income	$5,268,554	$360,001
Long-term capital gain	45,813	-

	$5,314,367	$360,001

Lifetime 2025 Portfolio III	2010	2009

Distributions paid from:
Ordinary income	$156,967	$16,918
Long-term capital gain	1,643	-

	$158,610	$16,918

Lifetime 2035 Portfolio I	2010	2009

Distributions paid from:
Ordinary income	$1,311,259	$73,478
Long-term capital gain	9,111	-

	$1,320,370	$73,478

Lifetime 2035 Portfolio II	2010	2009

Distributions paid from:
Ordinary income	$3,235,274	$208,464
Long-term capital gain	24,914	-

	$3,260,188	$208,464

Lifetime 2035 Portfolio III	2010	2009

Distributions paid from:
Ordinary income	$81,058	$9,404
Long-term capital gain	843	-

	$81,901	$9,404

Lifetime 2045 Portfolio I	2010	2009

Distributions paid from:
Ordinary income	$522,474	$32,508
Long-term capital gain	3,814	-

	$526,288	$32,508

Lifetime 2045 Portfolio II	2010	2009

Distributions paid from:
Ordinary income	$1,169,646	$101,424
Long-term capital gain	10,182	-

	$1,179,828	$101,424

Lifetime 2045 Portfolio III	2010	2009

Distributions paid from:
Ordinary income	$21,268	$2,014
Long-term capital gain	172	-

	$21,440	$2,014

Lifetime 2055 Portfolio I	2010	2009

Distributions paid from:
Ordinary income	$210,015	$12,259
Long-term capital gain	1,175	-

	$211,190	$12,259

Lifetime 2055 Portfolio II	2010	2009

Distributions paid from:
Ordinary income	$261,632	$11,422
Long-term capital gain	1,294	-

	$262,926	$11,422

Lifetime 2055 Portfolio III	2010	2009

Distributions paid from:
Ordinary income	$1,838	$558
Long-term capital gain	3,959	-

	$5,797	$558

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Lifetime 2015 Portfolio I
Undistributed ordinary income	$295,801
Undistributed capital gains	285,225

Net accumulated earnings	581,026

Net unrealized appreciation on investments	3,219,422
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$3,800,448

Lifetime 2015 Portfolio II
Undistributed ordinary income	$754,626
Undistributed capital gains	713,292

Net accumulated earnings	1,467,918

Net unrealized appreciation on investments	9,955,079
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$11,422,997

Lifetime 2015 Portfolio III
Undistributed ordinary income	$12,028
Undistributed capital gains	43,565

Net accumulated earnings	55,593

Net unrealized appreciation on investments	168,605
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$224,198

Lifetime 2025 Portfolio I
Undistributed ordinary income	$359,866
Undistributed capital gains	352,894

Net accumulated earnings	712,760

Net unrealized appreciation on investments	5,796,264
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$6,509,024

Lifetime 2025 Portfolio II
Undistributed ordinary income	$419,163
Undistributed capital gains	933,578

Net accumulated earnings	1,352,741

Net unrealized appreciation on investments	18,854,630
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$20,207,371

Lifetime 2025 Portfolio III
Undistributed ordinary income	$16,846
Undistributed capital gains	22,989

Net accumulated earnings	39,835

Net unrealized appreciation on investments	318,979
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$358,814

Lifetime 2035 Portfolio I
Undistributed ordinary income	$223,838
Undistributed capital gains	205,390

Net accumulated earnings	429,228

Net unrealized appreciation on investments	5,287,599
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$5,716,827

Lifetime 2035 Portfolio II
Undistributed ordinary income	$422,667
Undistributed capital gains	546,705

Net accumulated earnings	969,372

Net unrealized appreciation on investments	15,616,012
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$16,585,384

Lifetime 2035 Portfolio III
Undistributed ordinary income	$35,460
Undistributed capital gains	7,600

Net accumulated earnings	43,060

Net unrealized appreciation on investments	263,453
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$306,513

Lifetime 2045 Portfolio I
Undistributed ordinary income	$79,687
Undistributed capital gains	83,422

Net accumulated earnings	163,109

Net unrealized appreciation on investments	2,600,195
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$2,763,304

Lifetime 2045 Portfolio II
Undistributed ordinary income	$86,452
Undistributed capital gains	252,446

Net accumulated earnings	338,898

Net unrealized appreciation on investments	6,589,377
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$6,928,275

Lifetime 2045 Portfolio III
Undistributed ordinary income	$11,215
Undistributed capital gains	2,421

Net accumulated earnings	13,636

Net unrealized appreciation on investments	95,346
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$108,982

Lifetime 2055 Portfolio I
Undistributed ordinary income	$34,278
Undistributed capital gains	23,038

Net accumulated earnings	57,316

Net unrealized appreciation on investments	835,080
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$892,396

Lifetime 2055 Portfolio II
Undistributed ordinary income	$57,866
Undistributed capital gains	35,659

Net accumulated earnings	93,525

Net unrealized appreciation on investments	1,327,043
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$1,420,568

Lifetime 2055 Portfolio III
Undistributed ordinary income	$8
Undistributed capital gains	1,210

Net accumulated earnings	1,218

Net unrealized depreciation on investments	(11,252)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$(10,034)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Lifetime 2015 Portfolio I	26.02%
Lifetime 2015 Portfolio II	29.90%
Lifetime 2015 Portfolio III	27.27%
Lifetime 2025 Portfolio I	26.08%
Lifetime 2025 Portfolio II	32.40%
Lifetime 2025 Portfolio III	19.15%
Lifetime 2035 Portfolio I	28.57%
Lifetime 2035 Portfolio II	32.92%
Lifetime 2035 Portfolio III	17.95%
Lifetime 2045 Portfolio I	31.26%
Lifetime 2045 Portfolio II	37.77%
Lifetime 2045 Portfolio III	21.52%
Lifetime 2055 Portfolio I	24.11%
Lifetime 2055 Portfolio II	31.40%
Lifetime 2055 Portfolio III	73.56%

7.	SUBSEQUENT EVENTS

During January 2011 the following Portfolios added the GWL&A Contract as an underlying investment:

Lifetime 2015 Portfolio I
Lifetime 2015 Portfolio II
Lifetime 2015 Portfolio III
Lifetime 2025 Portfolio I
Lifetime 2025 Portfolio II
Lifetime 2025 Portfolio III
Lifetime 2035 Portfolio I
Lifetime 2035 Portfolio II
Lifetime 2035 Portfolio III

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Maxim Lifetime 2015 Portfolio I, Maxim Lifetime 2015 Portfolio II, Maxim Lifetime 2015 Portfolio III, Maxim Lifetime 2025 Portfolio I, Maxim Lifetime 2025 Portfolio II, Maxim Lifetime 2025 Portfolio III, Maxim Lifetime 2035 Portfolio I, Maxim Lifetime 2035 Portfolio II, Maxim Lifetime 2035 Portfolio III, Maxim Lifetime 2045 Portfolio I, Maxim Lifetime 2045 Portfolio II, Maxim Lifetime 2045 Portfolio III, Maxim Lifetime 2055 Portfolio I, Maxim Lifetime 2055 Portfolio II, and Maxim Lifetime 2055 Portfolio III of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended and for the period from May 1, 2009 (inception) to December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of Maxim Lifetime 2015 Portfolio I, Maxim Lifetime 2015 Portfolio II, Maxim Lifetime 2015 Portfolio III, Maxim Lifetime 2025 Portfolio I, Maxim Lifetime 2025 Portfolio II, Maxim Lifetime 2025 Portfolio III, Maxim Lifetime 2035 Portfolio I, Maxim Lifetime 2035 Portfolio II, Maxim Lifetime 2035 Portfolio III, Maxim Lifetime 2045 Portfolio I, Maxim Lifetime 2045 Portfolio II, Maxim Lifetime 2045 Portfolio III, Maxim Lifetime 2055 Portfolio I, Maxim Lifetime 2055 Portfolio II, and Maxim Lifetime 2055 Portfolio III of the Maxim Series Fund, Inc. as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the year then ended and for the period from May 1, 2009 (inception) to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California

February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939)	Attorney, Law Firm of Zisman & Ingraham, P.C.
1982
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) 2011	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)              (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011